Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	CNINSURE INC.
Entity Central Index Key	0001413855
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	998,861,526
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 405,390	2,525,618	$ 356,681	2,222,160
Restricted cash	1,745	10,871		10,076
Short term investments	96	600		31,230
Accounts receivable, net of allowance for doubtful accounts of RMB9,348 and RMB9,903 (US$1,590) as of December 31, 2011 and 2012, respectively(Note 2(e))	31,499	196,244		166,363
Insurance premium receivables	2	10		3
Other receivables (Note 5)	13,895	86,565		82,736
Deferred tax assets (Note 12)	793	4,942		7,369
Amounts due from related parties (Note 16)	24,363	151,785		365,636
Other current assets	2,771	17,265		12,841
Total current assets	480,554	2,993,900		2,898,414
Non-current assets:
Property, plant and equipment, net (Note 6)	15,236	94,921		84,712
Goodwill (Note 7)	12,609	78,553		78,553
Intangible assets, net (Note 2(g))	6,867	42,780		58,054
Deferred tax assets (Note 12)	637	3,967		1,892
Investment in affiliates (Note 8)	27,065	168,620		153,962
Other non-current assets	2,897	18,048		5,409
Total non-current assets	65,311	406,889		382,582
Total assets	545,865	3,400,789		3,280,996
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB99,776 and RMB30,689 (US$4,926) as of December 31, 2011 and 2012, respectively)	15,750	98,124		107,042
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB2,684 and RMB202 (US$32) as of December 31, 2011 and 2012, respectively)	472	2,941		2,684
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB49,645 and RMB35,000 (US$5,618) as of December 31, 2011 and 2012, respectively) (Note 10)	18,639	116,124		92,682
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB30,989 and RMB4,382 (US$703) as of December 31, 2011 and 2012, respectively )	6,792	42,317		35,219
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB22,502 and RMB2,037 (US$327) as of December 31, 2011 and 2012, respectively)	8,989	56,003		70,377
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB20,305 and RMB3,030 (US$487) as of December 31, 2011 and 2012, respectively) (Note 16)	487	3,030		20,305
Total current liabilities	51,129	318,539		328,309
Non-current liabilities:
Other tax liabilities (Note 12)	7,639	47,589		43,586
Deferred tax liabilities (Note 12)	4,294	26,754		30,106
Total non-current liabilities	11,933	74,343		73,692
Total liabilities	63,062	392,882		402,001
Commitments and contingencies (Note 17)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively) (Note 13)	1,224	7,624		7,646
Additional paid-in capital	366,753	2,284,906		2,272,580
Statutory reserves	28,642	178,440		167,147
Retained earnings	84,676	527,542		408,325
Accumulated other comprehensive income (loss)	(16,714)	(104,132)		(101,651)
Total CNinsure Inc. Shareholders' equity	464,581	2,894,380		2,754,047
Noncontrolling interests	18,222	113,527		124,948
Total equity	482,803	3,007,907		2,878,995
Total liabilities and equity	$ 545,865	3,400,789		3,280,996

Consolidated Balance Sheets (Parenthetical)(Consolidated variable interest entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current liabilities:
Accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc.	$ 4,926	30,689	99,776
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc.	32	202	2,684
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc.	5,618	35,000	49,645
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc.	703	4,382	30,989
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc.	327	2,037	22,502
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc.	$ 487	3,030	20,305

Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Net revenues:
Commissions and fees	$ 253,645		1,580,234		1,510,886		1,233,297
Other service fees	944		5,883		5,789		640
Total net revenues	254,589		1,586,117		1,516,675		1,233,937
Operating costs and expenses:
Commissions and fees	(174,285)		(1,085,809)		(796,843)		(541,239)
Selling expenses	(12,592)		(78,449)		(77,802)		(60,055)
General and administrative expenses	(57,147)	[1]	(356,033)	[1]	(333,281)	[1]	(233,518)	[1]
Impairment loss on goodwill and intangible assets					(1,057,522)		(4,600)
Total operating costs and expenses	(244,024)		(1,520,291)		(2,265,448)		(839,412)
Income (loss) from operations	10,565		65,826		(748,773)		394,525
Other income, net:
Investment income							41,244
Interest income	14,498		90,323		52,031		26,771
Finance cost	(391)		(2,439)				(5)
Other, net	1,082		6,742		22,436		351
Income (loss) from continuing operations before income taxes and income of affiliates and discontinued operations	25,754		160,452		(674,306)		462,886
Income tax expense	(8,085)		(50,373)		(84,030)		(89,125)
Share of income of affiliates	2,353		14,658		14,246		12,904
Net income (loss) from continuing operations	20,022		124,737		(744,090)		386,665
Net income from discontinued operations, net of tax					127,553		29,665
Net income (loss)	20,022		124,737		(616,537)		416,330
Less: Net loss attributable to the noncontrolling interests	(926)		(5,773)		(317,163)		(5,978)
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948		130,510		(299,374)		422,308
Basic:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ 0.02		0.13		(0.43)		0.41
Net income from discontinued operations (in RMB or dollars per share)					0.13		0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02		0.13		(0.3)		0.44
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ 0.02		0.13		(0.43)		0.4
Net income from discontinued operations (in RMB or dollars per share)					0.13		0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02		0.13		(0.3)		0.43
Basic:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ 0.42		2.6		(8.51)		8.2
Net income from discontinued operations (in RMB or dollars per ADS)					2.54		0.62
Net income (loss) (in RMB or dollars per ADS)	$ 0.42		2.6		(5.97)		8.82
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ 0.42		2.6		(8.51)		7.93
Net income from discontinued operations (in RMB or dollars per ADS)					2.54		0.6
Net income (loss) (in RMB or dollars per ADS)	$ 0.42		2.6		(5.97)		8.53
Shares used in calculating net income (loss) per share:
Basic (in shares)	1,002,308,275		1,002,308,275		1,002,810,673		958,029,717
Diluted (in shares)	1,005,301,969		1,005,301,969		1,002,810,673		990,318,528
Net income (loss)	20,022		124,737		(616,537)		416,330
Other comprehensive loss, net of tax: Foreign currency translation adjustments	(398)		(2,481)		(18,291)		(10,818)
Comprehensive income (loss)	19,624		122,256		(634,828)		405,512
Less: Comprehensive loss attributable to the noncontrolling interests	(926)		(5,773)		(317,163)		(5,978)
Comprehensive income (loss) attributable to the CNinsure Inc's shareholders	$ 20,550		128,029		(317,665)		411,490

[1]	Including share-based compensation expenses of RMB22,211 RMB57,003 and RMB66,878 (US$10,735) for the years ended December 31, 2010, 2011 and 2012, respectively.

Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Share-based compensation expenses	$ 10,735	66,878	57,003	22,211

Consolidated Statements of Shareholder's Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Share Capital USD ($)	Share Capital CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY
Balance at Dec. 31, 2009		2,186,705		7,036		1,604,774		103,877		348,663		(72,542)		194,897
Balance (in shares) at Dec. 31, 2009				912,497,726
Increase (Decrease) in Stockholders' Equity
Net income (loss)		416,330								422,308				(5,978)
Foreign currency translation		(10,818)										(10,818)
Issuance of ordinary shares upon follow-on offering on July 14, 2010		743,767		623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010 (in shares)				92,000,000
Exercise of share options		10,075		34		10,041
Exercise of share options (in shares)	5,100,780			5,100,780
Repurchase of ordinary shares	(5,604)	(37,287)		(44)		(37,243)
Repurchase of ordinary shares (in shares)	(6,621,180)			(6,621,180)
Share-based compensation		22,211				22,211
Dividends		(80,985)				(80,985)
Provision for statutory reserves								32,806		(32,806)
Acquisition of subsidiaries		272,061												272,061
Acquisition of additional interests in a subsidiary		(2,410)				(93)								(2,317)
Disposal of subsidiaries		(2,586)						(2)						(2,584)
Balance at Dec. 31, 2010		3,517,063		7,649		2,261,849		136,681		738,165		(83,360)		456,079
Balance (in shares) at Dec. 31, 2010				1,002,977,326
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(616,537)								(299,374)				(317,163)
Foreign currency translation		(18,291)										(18,291)
Exercise of share options		5,305		17		5,288
Exercise of share options (in shares)		2,670,340		2,670,340
Repurchase of ordinary shares		(13,722)		(20)		(13,702)
Repurchase of ordinary shares (in shares)		(3,106,220)		(3,106,220)
Share-based compensation		57,003				57,003
Provision for statutory reserves								34,004		(34,004)
Capital injection by noncontrolling interest		6,937												6,937
Acquisition of additional interests in a subsidiary		(42,636)				(37,858)								(4,778)
Disposal of subsidiaries		(16,127)						(3,538)		3,538				(16,127)
Balance at Dec. 31, 2011		2,878,995		7,646		2,272,580		167,147		408,325		(101,651)		124,948
Balance (in shares) at Dec. 31, 2011		1,002,541,446		1,002,541,446
Increase (Decrease) in Stockholders' Equity
Net income (loss)	20,022	124,737								130,510				(5,773)
Foreign currency translation	(398)	(2,481)										(2,481)
Exercise of share options		348		1		347
Exercise of share options (in shares)	183,380			183,380
Repurchase of ordinary shares		(9,244)		(23)		(9,221)
Repurchase of ordinary shares (in shares)				(3,863,300)
Share-based compensation		66,878				66,878
Provision for statutory reserves								11,293		(11,293)
Capital injection by noncontrolling interest		12,655												12,655
Acquisition of additional interests in a subsidiary		(62,248)				(45,678)								(16,570)
Disposal of subsidiaries		(1,733)												(1,733)
Balance at Dec. 31, 2012	$ 482,803	3,007,907	$ 1,224	7,624	$ 366,753	2,284,906	$ 28,642	178,440	$ 84,676	527,542	$ (16,714)	(104,132)	$ 18,222	113,527
Balance (in shares) at Dec. 31, 2012	998,861,526		998,861,526

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OPERATING ACTIVITIES
Net income (loss)	$ 20,022	124,737	(616,537)	416,330
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation	4,229	26,349	27,370	30,552
Amortization of acquired intangible assets	2,453	15,285	26,454	21,520
Impairment loss on goodwill and intangible assets			1,057,522	4,600
Allowance for doubtful receivables	726	4,523	3,572	5,136
Compensation expenses associated with stock options	10,735	66,878	57,003	22,211
Loss (gain) on disposal of property, plant and equipment	588	3,662	542	(97)
Net income from discontinued operations			(127,553)
Investment income				(41,244)
Finance cost	391	2,439
Share of income of affiliates	(2,353)	(14,658)	(14,246)	(12,904)
Changes in fair value of contingent assets	(722)	(4,500)	(12,500)
Deferred taxes	(482)	(3,000)	(16,431)	(1,450)
Changes in operating assets and liabilities:
Accounts receivable	(5,522)	(34,404)	8,819	(61,750)
Insurance premium receivables	(1)	(6)	99	141
Other receivables	(2,060)	(12,834)	(33,646)	(7,951)
Other current assets	(686)	(4,273)	515	(6,357)
Other non-current assets	(225)	(1,400)
Accounts payable	(1,358)	(8,460)	33,686	13,793
Insurance premium payables	41	258	1,348	(607)
Other payables and accrued expenses	29	180	65,125	(22,386)
Accrued payroll	1,190	7,413	6,406	6,629
Income taxes payable	(2,308)	(14,384)	15,484	(2,482)
Other tax liabilities	643	4,003	8,368	2,981
Net cash generated from operating activities	25,330	157,808	491,400	366,665
Cash flows from investing activities:
Purchase of short term investments	(6,517)	(40,600)	(70,492)
Proceeds from disposal of short term investments	11,409	71,080	39,262
Purchase of non-current assets	(313)	(1,948)	(1,450)	(2,509)
Return of investment in non-current assets	209	1,300
Addition in investment in affiliates			(600)	(39,511)
Return of contingent consideration	2,006	12,500
Purchase of property, plant and equipment	(1,866)	(11,624)	(20,859)	(24,398)
Purchase of intangible assets			(758)
Proceeds from disposal of property and equipment	94	584	793	1,425
Increase in other receivables	(545)	(3,400)
Acquisition of subsidiaries, net of cash acquired of RMB18,156, RMB208 and nil in 2010, 2011 and 2012, respectively			(49,996)	(307,844)
Disposal of subsidiaries, net of cash disposed of RMB5,283, RMB23,607 and RMB80 (US$13) in 2010, 2011 and 2012, respectively and transaction cost of RMB3,557 in 2011	316	1,967	390,836	(2,733)
Repayments from (advance to) related parties	33,041	205,850	(331,860)	(17,231)
Increase in restricted cash	(128)	(795)	(899)	(7,220)
Net cash (used in) from generated from investing activities	37,706	234,914	(46,023)	(400,021)
Cash flows from financing activities:
Payment for contingent consideration			(100,000)	(125,380)
Acquisition of additional interests in subsidiaries	(14,519)	(90,455)	(28,330)	(2,410)
Increase in capital injection by noncontrolling interests	2,031	12,655	6,937	12,295
Repayments to related parties				(8,907)
Proceeds from share issuances				743,767
Proceeds on exercise of stock options	56	348	5,305	10,075
Repurchase of ordinary shares	(1,484)	(9,244)	(13,722)	(37,287)
Dividends paid				(80,985)
Net cash from (used in) financing activities	(13,916)	(86,696)	(129,810)	511,168
Net increase in cash and cash equivalents	49,120	306,026	315,567	477,812
Cash and cash equivalents at beginning of year	356,681	2,222,160	1,924,884	1,457,890
Effect of exchange rate changes on cash and cash equivalents	(411)	(2,568)	(18,291)	(10,818)
Cash and cash equivalents at end of year	405,390	2,525,618	2,222,160	1,924,884
Supplemental disclosure of cash flow information:
Interest paid				5
Income taxes paid	$ 10,176	63,400	93,913	97,869

Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Cash Flows
Cash acquired from acquisition of subsidiaries			208	18,156
Cash disposed from disposal of subsidiaries	13	80	23,607	5,283
Transaction cost			3,557

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business
Organization and Description of Business

(1)                                 Organization and Description of Business

CISG Holdings Ltd (“CISG”) was incorporated in the British Virgin Islands (“BVI”) on June 8, 2004. CISG undertook a separate restructuring in anticipation of an initial public offering (“IPO”) involving CNinsure Inc. (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007 as a shell company for listing purpose. On July 31, 2007, prior to its IPO, the Company issued 684,210,526 ordinary shares to the existing shareholders of CISG for exchange of their shares of CISG on a 10,000-for-1 basis and thereafter, became the ultimate holding company of CISG. The Company, its subsidiaries and VIEs are collectively referred to as the “Group”. The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the “PRC”).

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. Accordingly, the Group conducts some of its operations in China through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group’s PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, consulting and service agreements and information technology (“IT”) platform service agreements. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements (See note 9).

During the year ended December 31, 2011, the Group disposed of the Datong segment as detailed in note 4 and Datong segment is therefore accounted as discontinued operations. The consolidated statements of income (loss) and comprehensive income (loss) for the year ended 2010 and corresponding notes previously reported have been revised to conform to the current presentation accordingly.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)                                 Summary of Significant Accounting Policies

(a)                                 Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

(b)                                 Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, valuation of goodwill and intangible assets for impairment analysis, allowance for doubtful receivables, fair values of the subsidiaries’ being transferred within the Group at the dates of transactions, the valuation of noncontrolling interests acquired from related parties at acquisition dates, and fair value of share based compensation. Actual results could differ from those estimates.

(c)                              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of RMB7,392 and RMB7,930 as of December 31, 2011 and 2012, respectively.

(d)           Short Term Investment

Short term investments are other investments that do not have a quoted market price in an active market whose fair value cannot be reliably measured. They are measured at cost less any identified impairment loss. No impairment loss on short term investments was identified for the year ended December 31, 2011, 2012, respectively.

(e)                                  Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable	175,711	206,147
Allowance for doubtful accounts	(9,348)	(9,903)
Accounts receivable, net	166,363	196,244

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	2,136	5,790	9,348
Provision for doubtful accounts	5,136	3,572	4,523
Write-offs	(1,482)	(14)	(3,968)
Balance at the ending of the year	5,790	9,348	9,903

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

(f)                                    Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss):

	2010	2011	2012
	RMB	RMB	RMB
Commission and fee under operating costs	5,607	6,776	3,585
Selling expense	2,092	1,937	1,880
General and administrative expenses	20,585	17,472	20,884
Net income (loss) from discontinued operations	2,268	1,185	—
Depreciation for the year	30,552	27,370	26,349

(g)                                 Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in four reporting units which were its reportable segments for the years ended December 31, 2010 whereas it operated in three reporting units for the year ended December 31, 2011 and 2012. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2010, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. It was estimated that the fair value of all reporting units by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2010.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair values of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance (“Life”), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services (“P&C”) and insurance claims adjusting services (“Claims Adjusting”), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognised. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, an goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011.

In 2012, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair value of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2012.

Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and license	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

	Useful	As of December 31, 2012
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,984)	—	6,914
Customer relationship	4.6 to 9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3 to 6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6 to 9.8	16,004	(8,222)	(581)	7,201
Software and system	5 to 10	5,740	(2,487)	—	3,253
		177,654	(73,457)	(61,417)	42,780

Aggregate amortization expenses for intangible assets were RMB21,520, RMB26,454 and RMB15,285 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB1,305, RMB326 and nil were recorded in discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recorded an impairment loss on its intangible assets in the amount of RMB4,600 and RMB56,817 as carrying value exceeds fair value for the years ended December 31, 2010 and 2011 respectively. The estimated amortization expenses for the next five years are: RMB13,665 in 2013, RMB13,057 in 2014, RMB8,262 in 2015, RMB941 in 2016 and RMB 941 in 2017, and an aggregate amount of RMB2,207 in years thereafter.

(h)                                 Other Receivables and Other Current Assets

Other receivables and other current assets mainly consist of advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.

(i)            Investment in Affiliates

Investments in affiliates are accounted for using the equity method. The Group does not control the affiliate but over which it exerts significant influence.

(j)                                Other Non-current Assets

Other non-current assets represent investments in equity security of private companies with equity interest from 5% to 20%,  over which the Group exerts no significant influence and are measured initially at cost.  As of December 31, 2012, the other non-current assets also include dividend receivable from Datong of RMB 7,561, recorded at amortized cost after discounting with the effective interest rate.

(k)           Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(l)            Insurance Premium Payables

Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.

(m)                              Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(n)                                 Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income (loss) and comprehensive income (loss). Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.  For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.  No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Non-employee share-based compensation

Share-based compensation related to non-employees is recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.  The quantity and terms of the equity instruments issued to non-employees are not known up front as they are dependent upon counterparty performance conditions, the Group measures the equity instruments at their then-current lowest aggregate fair value at each reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes and Binominal option-pricing model to determine the fair value of stock options. Determining the value of share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The Group estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and prospectively revises the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB22,211, RMB57,003 and RMB66,878 for the years ended December 31, 2010, 2011 and 2012, respectively, were included in the general and administrative expenses.

(o)                                 Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income (loss) and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

(p)                                 Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1% and 0.1% of the total commission and fee revenues as of the years ended December 31, 2011 and 2012, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.  Commission revenues earned from distribution of wealth management products are recorded when the products have been sold to customers, at which time the Group has fulfilled all its services obligations.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB102,190, RMB113,447 and RMB99,001 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB14,877, RMB4,537 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2012, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1, 2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. A total of seven subsidiaries or VIEs  in the Group that engage in consulting and information technology services met the VAT Reform requirements, and have started to pay value-added tax since the respectively effective days. Total Value-added taxes paid by the Group during the year ended December 31, 2012 were not significant.

(q)                                 Contingent Consideration

The Group recognizes all the assets acquired and liabilities assumed in a business combination at the acquisition-date fair values, which will include an estimation of the fair value of contingent consideration payables if any. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of income (loss) and comprehensive income (loss) when incurred. No change in fair value of contingent consideration payable was charged to consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012.

The selling shareholders of the acquired entities agreed to return part of considerations to the Group, if certain performance criteria cannot be met. The fair value of such contingent arrangements was charged to consolidated statement of income (loss) and comprehensive income (loss) in the amount of nil, RMB12,500 and RMB4,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

For a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB41,244, nil and nil to the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012, respectively.

Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of income (loss) and comprehensive income (loss). No such compensation expenses were paid for the years ended December 31, 2010, 2011 and 2012.

(r)                               Fair Value of Financial Instruments

The carrying amounts of accounts receivable, insurance premium receivables, other receivables, short term investments, accounts payable, other payables, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.

(s)                                   Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income (loss) and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the  consolidated statements of income (loss) and comprehensive income (loss).

(t)            Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents. The Group had aggregate amounts of RMB1,976,591 and RMB2,484,234 of cash and cash equivalents denominated in RMB as of December 31, 2011 and 2012, respectively.

(u)                                 Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2012, or at any other rate.

(v)                                  Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. For the year ended December 31, 2010, the Group operated four operating segments: (1) property and casualty insurance (“P&C”), (2) life insurance (“Life”), (3) insurance claims adjusting services (“Claims Adjusting”) and (4) Datong life insurance (“Datong”). After the disposal of Datong during the first quarter of 2011, the Group operates three operating segments. Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

(w)                               Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

(x)                                 Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB3,825, RMB2,188 and RMB5,048 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB348, RMB87 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively.

(y)           Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income (loss) and comprehensive income (loss) over the lease period.

(z)                                   Accumulated Other Comprehensive Income (Loss)

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement and not within a statement of changes in equity and amending other presentation and disclosure requirements concerning comprehensive income.  In December 2011, the FASB issued an accounting standard update to defer the requirement to present reclassifications between other comprehensive income or loss and net income or loss.  The Group adopted these pronouncements on January 1, 2012. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of these pronouncements did not have a significant effect on the Group’s consolidated financial results or disclosures.

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of income (loss) and comprehensive income (loss).

(aa) Recently Issued Accounting Standards

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations, but is considering its impact on the disclosure of the Group’s consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

(3)                                 Acquisitions

Acquisitions in 2011

(a)         P&C segment

In August, 2011, the Group entered into agreements to acquire 100% equity interests in Guangzhou Huajie Insurance Agency Co., Ltd. (“Huajie”) and Dongguan Zhongxin Insurance Agency Co., Ltd (“Zhongxin”) each at a cash consideration of RMB25,000 totalling RMB50,000. The acquisitions of Huajie and Zhongxin were completed on August 31, 2011. Pursuant to the agreements, the selling shareholders of Huajie and Zhongxin agreed to return part of considerations to the Group, if performance criteria of Huajie and Zhongxin for years 2012 and 2013 cannot be met. The fair value of such contingent arrangements approximates to zero at the acquisition date.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB41,274 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s P&C segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

The weighted average amortization period of the intangible asset acquired is 4.7 years

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2010 and 2011. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010 and 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Huajie

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.44	(0.30)

The amounts of Huajie’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB5,364 and RMB365, respectively.

Acquisition of Zhongxin

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.44	(0.30)

The amounts of Zhongxin’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB8,046 and RMB465, respectively.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Discontinued Operations

(4)                                 Discontinued Operations

On March 25, 2011, the Company sold its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US$63,690 equal to RMB418,000. In addition, Datong declared a cash dividend of RMB10,000 exclusively to the Company as at March 25, 2011 and agreed to settle the dividend prior to December 31, 2012. Subsequently, both parties agreed to defer the settlement date to December 31, 2014. No interest will be charged during the period. Accordingly, the dividend receivable of RMB10,000 has been reclassified from other receivables (note 5) to other non-current assets, and finance cost of RMB2,439 has been recognized in 2012 based on the effective interest rate discounted over the amended settlement period.

The Company recognized a gain on the disposal of Datong of RMB177,949 (net of transaction cost RMB3,557) which has been included in consolidated statement of income (loss) and comprehensive income (loss) as net income from discontinued operations, for the year ended December 31, 2011.

Results of the discontinued operations are summarized as follows:

	Year ended December 31,
	2010	2011
	RMB	RMB
Net revenues	251,092	65,854
Profit before tax	37,283	2,062
Gain on the disposal of Datong	—	177,949
Income tax	(7,618)	(52,458)
Net income from discontinued operations	29,665	127,553

Assets and liabilities of the discontinued operation as of the disposal date were summarized as follows:

RMB
ASSET:
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127

Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables
Other Receivables

(5)                                 Other Receivables

Other receivables, net are analyzed as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Advances to staff (i)	8,741	9,784
Advances to entrepreneurial agents (ii)	6,265	1,959
Rental deposits	5,610	5,893
Interest income receivables (iii)	33,549	51,315
Value-added tax recoverable (iv)	14,401	10,745
Dividend receivable from Datong(v)	10,000	—
Other	4,170	6,869
	82,736	86,565

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)

This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits.

(iv)

As of December 31, 2012, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2011 had been refunded during the year 2012.

(v)

As explained in note 4, the settlement date of the dividend receivable from Datong has been amended to December 31, 2014, and accordingly, such balance has been reclassified to other non-current assets as of December 31, 2012.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

(6)                                 Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Building	11,346	11,346
Office equipment, furniture and fixtures	92,213	125,294
Motor vehicles	43,454	40,041
Leasehold improvements	7,614	9,073
Total	154,627	185,754
Less: Accumulated depreciation	(69,915)	(90,833)
Property, plant and equipment, net	84,712	94,921

No impairment for property, plant and equipment was recorded for the years ended December 31, 2010, 2011 and 2012.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill.
Goodwill

(7)                                 Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2011	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553
Balance as of December 31, 2012	61,653	16,900	—	—	78,553

The gross amount and accumulated impairment losses by segment as of December 31, 2011 and 2012 as follows:

	P&C segment	Life segment	Claims Adjusting segment	Total
	RMB	RMB	RMB	RMB
Goodwill, gross	1,024,281	16,900	38,077	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2011 and 2012	61,653	16,900	—	78,553

The Group performed the annual impairment analysis as of the balance sheet date. Impairment loss of nil, RMB1,000,705 (see note 2(g)) and nil has been recognized in goodwill for the years ended December 31, 2010, 2011 and 2012, respectively.

Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Investment in Affiliates

(8)                                 Investment in Affiliates

As of December 31, 2012, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor and loss adjustors services, (ii) 30% equity interest in Jiaxing Baolian Insurance Agency Co., Ltd (“Jiaxing” ) which is a PRC registered company that distributes of property and casualty insurance products and (iii) 20.58% equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC.

During the year ended December 31, 2010, 2011 and 2012, the Group recognized its share of income of affiliates with regard to Teamhead Automobile, Jiaxing and Sincere Fame in the amount of RMB12,904, RMB 14,246 and RMB14,658 respectively.

Investment as of December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Teamhead Automobile	322	471
Jiaxing	600	347
Sincere Fame	153,040	167,802
Total	153,962	168,620

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

(9)                             Variable Interest Entities

Historically, PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, the Group had conducted its business in China through contractual arrangements.

In recent years, there have been some rules and regulations that favor foreign investment in the insurance intermediary sector in China. The Group have commenced a restructuring which has resulted in obtaining controlling equity ownership in a majority of its affiliated insurance intermediary companies. However, there remains uncertainty regarding the interpretation and implementation of the relevant regulations and the timing of the restructuring process. In addition, restrictions by PRC laws and regulations on foreign investments in and ownership of internet businesses still exists and the Group is still in the process to complete its restructuring plan. Therefore, the Group still conducts part of its operations in China through contractual arrangements among its PRC subsidiaries and consolidated affiliated entities, Sichuan Yihe Investment Co., Ltd. (“Yihe Investment”) and Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”) (collectively referred as the “Two PRC Affiliated Entities”) and the equity holders of the Two PRC Affiliated Entities who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst Fanhua Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. (“Xinlian Information”), Fanhua Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. (“Zhonglian Enterprise”), Litian Zhuoyue Software (Beijing) Co., Ltd (“Litian”) and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. (“Ying Si Kang Information”), which are PRC subsidiaries of the Company, and the Two PRC Affiliated Entities and their direct equity holders, refer to as the “VIE arrangements”.

Agreements that provide the Group effective control over the Two PRC Affiliated Entities

Loan Agreements

Each of the equity holders of Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Yihe Investment. The term of the loan agreement is ten years and may be extended upon written agreement of the parties, but it is not extended automatically.  In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreements contain a number of covenants that restrict the actions the individual shareholder can take or cause Yihe Investment to take specific actions.

Each of the individual shareholders of Xinbao Investment entered into a loan agreement with the Group’s subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. The terms of the loan agreement are substantially similar to those in the loan agreements of Yihe Investment described above.

Equity Pledge Agreements

Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; and (2) Xinbao Investment, Ying Si Kang Information and the equity holders of Xinbao Investment, the equity holders of the Two PRC Affiliated Entities have pledged their equity interests in the Two PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information to secure their obligations under the loan agreements between (1) Yihe Investment and  Xinlian Information; and (2) Xinbao Investment and Ying Si Kang Information. During the term of the equity pledge agreements, Xinlian Information and Ying Si Kang Information are entitled to all the dividends declared on the pledged equity interests.  The equity pledge agreements will expire when the individual shareholder fully performed his obligations under the loan agreements.

Irrevocable Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Two PRC Affiliated Entities each executed an irrevocable power of attorney, appointing a person designated by Xinlian Information or Ying Si Kang Information as their attorney-in-fact to vote on their behalf on all matters of the Two PRC Affiliated Entities requiring equity holder approval. If Xinlian Information or Ying Si Kang Information designates the individual shareholders of the Two PRC Affiliated Entities to attend a shareholder’s meeting of the Two PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information.

The Articles of Association of the Two PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xinlian Information and Ying Si Kang Information have the ability to exercise effective control over the Two PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Two PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information.

Agreements that provide the Group the option to purchase the equity interests in the Two PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information may purchase the entire equity interests in, or all the assets of the Two PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contributions to the Two PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise and Litian

IT platform related service and, consulting service agreements

Pursuant to IT platform service, and consulting service agreements entered into between the Group’s PRC subsidiaries Litian, Xilian Information and Zhonglian Enterprise  (collectively referred as the “Three Service Providers”) and most of the insurance intermediary subsidiaries of the Two PRC Affiliated Entities, the Three Service Providers agreed to grant rights to use the “Fanhua” brand and provide consulting and training services related to finance, taxation, IT platform and internal control compliance to most of the insurance intermediaries of the Two PRC Affiliated Entities in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary. Each of these agreements has an initial term of one year from the signing date, which will be automatically renewed for one-year terms unless the Three Service Providers decides not to renew the agreement. Each agreement may be terminated by the insurance intermediary companies only upon gross negligence, fraud, other illegal conduct or bankruptcy, or by the Three Service Providers with 30 days’ notice.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries, and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

In addition to the above agreements, which allow the Group to exercise effective control, have an exclusive option to purchase all or part of the equity interests and receive a substantial portion of the economic benefits from the Two PRC Affiliated Entities and their subsidiaries, the Group have also entered into similar contractual arrangements with the non-controlling interest shareholders of Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investments”). As a result of these contractual arrangements, the Company has the right to exercise control over, purchase and receive the economic benefits from all of the equity interests in Mediya Investments that it currently does not hold.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

·                  If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties, including revoking the business and operating licenses of the Group’s PRC subsidiaries and VIEs; restricting or prohibiting any related-party transactions among the Group’s PRC subsidiaries and VIEs; imposing fines or other requirements with which the Group may not be able to comply; requiring the Group to restructure the relevant ownership structure or operations; or restricting or prohibiting the Group from providing additional funding for its business and operations in China.  The imposition of any of these penalties could result in a material and adverse effect on the Group’s ability to conduct its business.

·                  The Group relies on contractual arrangements with the VIEs and its equity holders to conduct part of its China operations, which may not be as effective in providing operational control as direct equity ownership. The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the Two PRC Affiliated Entities and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

·                  The individual shareholders of the Two PRC Affiliated Entities may have potential conflicts of interest with the Group, as a shareholder the Two PRC Affiliated Entities and as an executive officer of the Group which may materially and adversely affect the Group business and financial condition. The Group does not have existing arrangements to address these potential conflicts of interest and cannot be assured that when conflicts arise, those individuals will act in the best interest of the Group or that conflicts will be resolved in the Group’s favor.

·                  Contractual arrangements that the Group have entered into with the subsidiaries of the Two PRC Affiliated Entities  may be subject to scrutiny by the PRC tax authorities. A finding that the Group owes additional taxes could substantially reduce its consolidated net income. The Group could face material and adverse tax consequences if the PRC tax authorities determine that the contractual arrangements between the Group’s subsidiaries and the subsidiaries of the Two PRC Affiliated Entities are not on an arm’s-length basis and adjust the income of the subsidiaries of the Two PRC Affiliated Entities in the form of a transfer pricing adjustment. Moreover, the PRC tax authorities may impose penalties on the Group for underpayment of taxes.

The VIEs are principally engaged in the provision of insurance brokerage, agency and claims adjusting services in the PRC.

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012, before adjustments for intercompany eliminations, is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	960,070	185,235
Total liabilities	912,010	169,077

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net Revenues	1,127,948	1,394,032	374,529
Net Income (loss)	38,906	(245,060)	(4,755)
Net cash provided by operating activities	8,688	73,425	(34,601)
Net cash used in investing activities	(192,449)	(80,473)	81,593
Net cash provided by (used in) financing activities	287,846	(105,903)	(38,305)

In order to simplify the Group’s corporate structure to enable more effective control over the PRC affiliated subsidiaries, the Group commenced a corporate restructuring onshore and offshore in October 2011.

In August 2011, CISG Holdings Ltd. (“CISG Holdings”), a wholly-owned subsidiary of the Company, acquired Minkfair Insurance Management Limited (“Minkfair”), a Hong Kong incorporated company whose principal business was engaging in insurance distribution in Hong Kong, for a total consideration of HK$1,200. Subsequently, CNinsure Holdings Ltd. (“CNinsure Holdings”), a wholly-owned subsidiary of CISG Holdings, issued 1,000 of its shares with par value of US$0.001 to Minkfair.  At the same time, CNinsure Holdings repurchased from CISG Holdings one issued and fully paid ordinary share of par value US$0.001 of CISG Holdings for a total consideration of US$0.001. As a result of these transactions, Minkfair directly owns 100% of the equity interests in CNinsure Holdings.

In February 2012, CNinsure Insurance Sales Service Group Company Limited (“CNinsure Group Company”, formerly known as Shenzhen Fanhua Nanfeng Investment Holding Co., Ltd.), subscribed for a share capital of RMB52,500 in Meidiya. As a result, CNinsure Group Company’s shareholdings in Meidiya increased from 20% to 90%, and the equity holders’ shareholdings in Meidiya decreased to 10%.

In October 2012, the Group obtained license approval from the CIRC to establish CNinsure Group Company as an insurance sales service group company.

Ying Si Kang Information withdrew all its capital contribution at cost of RMB2,000 in Xinbao Investment in December 2012. After the transaction, the two nominee equity shareholders collectively hold 100% equity interests in Xinbao Investment.

On various dates since May 2012, Meidiya and Yihe Investment transferred their equity interests in five of the Group’s affiliated subsidiaries, including Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”) and CNinsure Times Insurance Sales & Service Co., Ltd., (or CNinsure Times formerly known as Guangzhou Fanhua Insurance Agency Co., Ltd.) to CNinsure Group Company, and their respective equity interests in 19 affiliated entities to Fanhua Lianxing and CNinsure Times.

As a result of these equity transfers, the Group, through CNinsure Group Company, has controlling equity interest in 35 subsidiaries, while through contractual arrangements with Yihe Investment and Xinbao Investment, it controls the remaining 13 VIEs as of December 31, 2012.

Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Payables and Accrued Expenses
Other Payables and Accrued Expenses

(10)                          Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Business and other tax payable	37,460	26,117
Refundable deposits from employees and agents	14,542	12,714
Professional fees	12,291	12,378
Advances from third parties	7,512	16,014
Payables for addition of office equipment, furniture and fixtures	9,666	38,537
Insurance compensation claim payable to customers	2,408	2,699
Other	8,803	7,665
Total	92,682	116,124

Other payables and accrued expenses are unsecured, interest-free and repayable on demand.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

(11)                          Employee Benefit Plans

Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on 10% to 22% of the applicable payroll cost according to the specific requirements of the local regime government.

In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefits. The contribution percentages may different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.

For the years ended December 31, 2010, 2011 and 2012, the Group contributed RMB24,871, RMB31,885 and RMB34,931, respectively, to these plans, of which RMB4,783, RMB1,196 and nil were recorded in discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(12)                          Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the year ended December 31, 2010, 2011 and 2012, if applicable.

On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the “New Income Tax Law”). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.

Pursuant to the relevant laws and regulations in the PRC, Litian and Shenzhen Fanhua Software Technology Co., Ltd (“Fanhua Software”), the subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Litian, year 2010 was the first profit-making year and accordingly, Litian has not made any provision for PRC income tax for the years ended December 31, 2010 and 2011, and has made a 12.5% tax provision for its profits for the year ended December 31, 2012. For Fanhua Software, year 2012 was the first profit-making year and accordingly, Fanhua Software has not made any provision for PRC income tax for the years ended December 31, 2012.

The Group accounts for uncertain income tax positions by prescribing a minimum recognition threshold in the financial statements.

As of December 31, 2012, the Group’s liabilities for unrecognized tax benefits were included in other tax liabilities. The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2010	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589

The uncertain tax positions are related to tax years that remain subject to examination by the relevant taxable authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2011 and 2012. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. However, based on the current lack of any examinations in progress, and the protocol of finalizing audits by the relevant tax authorities, it is not possible to estimate the impact of any amount of such changes, if any, to previously recorded uncertain tax positions. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	87,812	100,461	56,467
Deferred tax expense (income)	1,313	(16,431)	(6,094)
Income tax expense	89,125	84,030	50,373

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	4,276	4,942
Other	3,093	—
Less: valuation allowances	—	—
Current deferred tax asset, net	7,369	4,942

Non-current deferred tax assets:
Operating loss carry forward	15,748	22,826
Other	—	—
Less: valuation allowances	(13,856)	(18,859)
Non-current deferred tax asset, net	1,892	3,967
Total	9,261	8,909

Deferred tax liabilities:
Intangible assets, net	11,944	8,592
Investment income	18,162	18,162
Total	30,106	26,754

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income and the lack of operating history in the VIEs, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2011 and 2012. The Group had total operating loss carry-forwards of RMB79,682 and RMB111,536 for the years ended December 31, 2011 and 2012, respectively. Such operating loss carry-forwards expire five years after the RPC subsidiaries or VIEs incur the loss unless utilized. The operating loss carry-forwards of RMB3,042, RMB10,852, RMB49,537 and RMB48,105 is to expire for the year ended December 31, 2014, 2015, 2016 and 2017, respectively.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	462,886	(674,306)	160,452
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	115,722	(168,576)	40,113
Expenses not deductible for tax purposes:
Entertainment	607	659	668
Goodwill and unamortized intangible asset impairment	—	255,272	—
Other	1,130	3,579	3,312
Tax exemption and tax relief:
Tax rate differentials	(30,799)	(30,140)	(3,947)
Change in valuation allowance	(92)	13,654	5,003
Uncertain tax provisions	2,981	8,367	4,003
Other	(424)	1,215	1,221
Income tax expense	89,125	84,030	50,373

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB29,407, RMB70,065 and RMB26,784 for the years ended December 31, 2010, 2011 and 2012, respectively. Without such exemption, the Group’s basic and diluted net profit per share for the year ended December 31, 2012 would have been decreased by RMB0.03.

Under the New Income Tax law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax (“EIT”) Implementation Regulation, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Income Tax Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. On April 22, 2009, the State Administration of Taxation (the “SAT”), issued SAT Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of the Group’s legal entities organized outside of the PRC were characterized as PRC tax residents, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2009 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,543,119 and RMB1,754,077 as of December 31, 2011 and 2012 respectively, are considered to be indefinitely reinvested, and accordingly, no provision for has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred tax liability in respect of those undistributed earnings of approximately RMB154,312 and RMB175,408 respectively.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.

Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

(13)                          Capital Structure

On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, representing 9.2% of total shares outstanding as of December 31, 2010.

During 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.

During 2010, the company repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as of December 31, 2010, for an aggregate price of approximately RMB37,287 on the open market.

During 2011, the Company issued 2,670,340 new shares for the exercise of options, representing 0.27% of the total shares outstanding as of December 31, 2011.

During 2011, the Company had repurchased 155,311 ADS (equal to 3,106,220 ordinary shares), representing 0.31% of the total shares outstanding as of December 31, 2011, for an aggregate price of approximately RMB13,722  on the open market.

During 2012, the Company issued 183,380 new shares for the exercise of options, representing 0.01% of the total shares outstanding as of December 31, 2012.

During 2012, the Company had repurchased 193,165 ADS (equal to 3,863,300 ordinary shares), representing 0.38% of the total shares outstanding as of December 31, 2012, for an aggregate price of approximately RMB9,244  on the open market.

Net Income (loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Net Income (Loss) Per Share

(14)                          Net Income (Loss) Per Share

The computation of basic and diluted net income (loss) per ordinary share is as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Basic net income (loss) from continuing operations per ordinary share	0.41	(0.43)	0.13
Basic net income from discontinued operations per ordinary share	0.03	0.13	—
Basic net income (loss) per ordinary share	0.44	(0.30)	0.13

Basic net income (loss) from continuing operations per ADS	8.20	(8.51)	2.60
Basic net income from discontinued operations per ADS	0.62	2.54	—
Basic net income (loss) per ADS	8.82	(5.97)	2.60

Diluted:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Share options	32,288,811	—	2,993,694
Total	990,318,528	1,002,810,673	1,005,301,969
Diluted net income (loss) from continuing operations per ordinary share	0.40	(0.43)	0.13
Diluted net income from discontinued operations per ordinary share	0.03	0.13	—
Diluted net income (loss) per ordinary share	0.43	(0.30)	0.13

Diluted net income (loss) from continuing operations per ADS	7.93	(8.51)	2.60
Diluted net income from discontinued operations per ADS	0.60	2.54	—
Diluted net income (loss) per ADS	8.53	(5.97)	2.60

During the years ended December 31, 2010, 2011 and 2012, the Company had share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive,  such share options consist of nil, 16,158,418 and 46,225,381 respectively.

Certain share options issued during 2010 and 2011 were cancelled in 2011. Please refer to note 20 to the consolidated financial statements for details of the options scheme issued.

Distribution of Profits	12 Months Ended
Dec. 31, 2012
Distribution of Profits
Distribution of Profits

(15)                          Distribution of Profits

As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of December 31, 2012. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of individual company’s net profit as reported in the PRC statutory financial statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the registered capital of respective subsidiaries and VIEs.

The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There are no appropriations to reserves by the Company other than the Group’s subsidiaries and VIEs in the PRC during the periods presented. Amounts contributed to the statutory reserves were RMB167,147 and RMB178,440 as of December 31, 2011 and 2012, respectively.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Related Party Balances and Transactions

(16)                          Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2010 and 2011 are as follows:

a)                                     Amounts due from related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	353,136	100,684
Amounts due from noncontrolling shareholders (ii)	12,500	51,101
Total	365,636	151,785

b)                                     Amounts due to related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	20,305	3,030

(i)               The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the “Facility”). The Facility is valid for two years and can be renewed upon mutual agreement. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2011 and 2012, the amount due from Sincere Fame and its subsidiaries represented RMB 351,860 and RMB91,277 (US$14,651) principal receivable, RMB1,276 and RMB9,407  (US$1,510) interest receivable. These amounts are unsecured, bear interest at 7.3% and are repayable at the end of the two year term of the Facility.

(ii)            The Group granted a revolving loan with a maximum amount of RMB50,000 to Guangdong Jintaiping Asset Management Service Company (“Jintaiping”) pursuant to a facility letter entered in June 2012. The Group owns an equity interest of 19.5% of Jintaiping, and Jintaiping is also the non-controlling interest shareholder of one of the Group’s subsidiaries.  The loan is valid for one year and bears annual interest rate at 8%. As of December 31, 2012, the amounts due from noncontrolling shareholders represented RMB44,436 of principal receivable and RMB2,165 interest receivable from Jintaiping, and RMB4,500 of acquisition consideration refund receivable from the selling shareholder of a subsidiary acquired in 2010, which failed to meet its performance target pursuant to the acquisition agreement.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to the acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder.

(iii)         The amount was unsecured, interest-free and repayable on demand. As of December 31, 2012, the amount represented consideration payable for the acquisition of equity investment of Jintaiping.  As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired.

c)                                      A subsidiary of the Company provided information technology service to an affiliate and charged nil, RMB5,000 and RMB5,660 for the year ended December 31,2010, 2011, and 2012, respectively.

The Group charged affiliates interest income of nil, RMB1,276 and RMB10,298 for loans receivable for the year ended December 31, 2010, 2011, and 2012, respectively.

d)                                     A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited (“Micro-credit”), on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.

e)                                      The Group has acquired non-controlling interests of a number of its subsidiaries from shareholders who are also employees of the Group in 2011 and 2012. The excess of the fair values of these non-controlling interests acquired from these equity shareholders over the transaction prices as of the respective transaction dates were considered to be compensation expenses, which amounted to RMB6,000 and RMB7,900, and had been charged to the consolidated statement of  income (loss) and comprehensive income (loss) for the years ended December 31, 2011 and 2012 respectively. The valuation of the equity of a private company is highly judgmental, so changes in the significant assumptions related to these valuations could materially affect the fair values of these entities and the related compensation expenses.

f)                                       One of the subsidiary Puyi Asset Management Co., Ltd (“Puyi Asset”) distributed certain wealth management products supplied by several of our affiliates. Commission revenues generated from those affiliates were nil, nil and RMB7,522 during the year 2010, 2011 and 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

(17)                          Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office premises.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2012 are:

Minimum Lease Payment
RMB
Year ending December 31:
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138

Rental expenses incurred under operating leases for the years ended December 31, 2010, 2011 and 2012 amounted to RMB30,340, RMB28,048 and RMB31,858, respectively, of which RMB6,899, RMB1,725 and nil were recorded in discontinued operation for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii) As of December 31, 2011 and 2012, the Group had a commitment of RMB168 and nil, respectively, in connection with acquisition of office equipment that would be due in the following year.

(iii) The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to note 3 for more details.

(iv) On October 17, 2011, Pieter van Dongen, an alleged purchaser of the Company’s American Depositary Receipts (“ADRs”) brought a purported class action against the Company, and three of its then-executive officers. The complaint asserts that between March 2, 2010 and September 14, 2011, the alleged class period, the defendants defrauded purchasers of the Company’s ADRs through the dissemination of materially false and misleading statements regarding the Company’s income, incentive compensation and future prospects by allegedly overstating net income, and failing to properly account for incentives provided to the Company’s agents. The complaint asserts claims under Section 10(b) of the Security Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 thereunder and under Section 20(a) of the Exchange Act.

On December 6, 2011, the Company and van Dongen, entered into a stipulation providing that within forty-five days after the court’s entry of an order appointing a lead plaintiff under the Private Securities Litigation Reform Act, the lead plaintiff must either file a consolidated complaint or give notice of its intent not to do so (and therefore proceed on its initial complaint). The stipulation establishes a briefing schedule under which the Company’s response to the operative complaint is due forty-five days after such filing or notice; the lead plaintiff’s opposition is due 45 days later; and the Company’s reply is due 30 days later. The stipulation was “so ordered” by the Court on December 7, 2011. On December 16, 2011, two other alleged purchasers of the Company’s ADRs, who are represented by the same law firm that represents van Dongen, moved for appointment as lead plaintiffs, and no other prospective plaintiff moved for appointment as lead plaintiff by the December 16, 2011 deadline.  In an order dated June 26, 2012, the Court granted the two other alleged purchasers’ motion, appointing them as lead plaintiffs

On August 13, 2012, the lead plaintiffs filed an amended complaint.  The Company (which is the only defendant that has been served so far) filed a motion to dismiss the amended compliant on October 1, 2012.  On November 8, 2012, the Company and lead plaintiffs entered into a stipulation extending the time for lead plaintiffs to file an opposition to the Company’s motion to dismiss and related briefing.  According to the stipulation, lead plaintiffs were required to file their opposition to the Company’s motion to dismiss by November 29, 2012. On November 28, 2012, lead plaintiffs filed a brief in opposition to the motion to dismiss, and on January 10, 2013, the Company filed its reply.

The outcome of the above class action cannot be reliably estimated with reasonable certainty at this stage and no provision has thus been made as of December 31, 2011 and 2012.

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk
Concentrations of Credit Risk

(18)                          Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2010	% of sales	2011	% of sales	2012	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	275,785	22%	331,556	22%	330, 699	21%
China Pacific Property Insurance Co., Ltd.	202,215	16%	184,717	12%	208,797	13%
Ping An Property & Casualty Insurance Company of China, Ltd.	156,091	13%	181,088	12%	185,595	12%
	634,091	51%	697,361	46%	725,091	46%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2011	%	2012	%
	RMB		RMB
PICC	31,982	18%	32,980	17%
Aviva-Cofco Life Insurance Co., Ltd.	17,021	10%	—	—
	49,003	28%	32,980	17%

The Group performs ongoing credit evaluations of its customers and related parties and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (note 16(a)(i)).  As the Group has significant influences over the operations of Sincere Fame through it equity interest investment, and the historically positive operating results of Sincere Fame and its subsidiaries, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries as not significant.

The Group performs ongoing credit evaluations on the amount due from Jintaiping (note16(a)(ii)).  As the Group has an equity investment in Jintaiping and the respective revolving loan has a short term of one year, the Group considered that the credit risks on the amounts due from Jintaiping as not significant.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Non-Cash Transactions	12 Months Ended
Dec. 31, 2012
Non-Cash Transactions
Non-Cash Transactions

(19)                          Non-Cash Transactions

The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	30,000	20,402	96
Considerations payable in connection with other investment (i)	—	—	3,030
Payables for addition of office equipment, furniture and fixtures	9,799	9,666	38,537

(i)              In 2012, the Group sold 19.5% equity interest of  Puyi Investment, a private entity which the Group does not exert significant influence.  Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987.  As of December 31, 2012, the net amount payables to shareholders of Jintaiping for these two transactions amounted to RMB3,030 and was recorded as amounts due to related parties (see note 16 (b)(iii)).

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

(20)                          Share-based Compensation

2012 Options

a.                   2012 Options G

On March 12, 2012, the Company granted options (“2012 Options G”) to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The members of the board of directors of the Company received 8,800,000 stock options, which require continue services to the Company but no other performance conditions. For the rest of the 2012 Option G awards, the number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 20% (“Option G1”), 20% (“Option G2”), 25% (“Option G3”), 20% (“Option G4”)” and 15% (“Option G5”) of the award options shall vest on May 31 each of the years 2012 to 2016, respectively. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G have an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which have an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03 (RMB0.17) per ordinary share.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions — expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life	5.11 years	5.61 years	6.11 years	6.61 years	7.11 years
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.  Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China.  The expected term was estimated by taking into consideration the expiration period and the vesting terms.  Expected volatility was estimated based on the longest available historical annualized daily volatilities of the Company.

For the year ended December 31, 2012, share-based compensation expenses of RMB60,666 were recognized in connection with the 2012 Options G.

b.                   2012 Options H

On March 12, 2012, the Company granted options (“2012 Options H”) to its entrepreneurial agents and captains (non-employees) to purchase 3,800,000 ordinary shares of the Company, of which 3,000,000 and 800,000 options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees, 40% (“Option H1”), 40% (“Option H2”) and 20% (“Option H3”) of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% (“Option H4”), 40% (“Option H5”) and 20% (“Option H6”) of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively. The number of options that the grantees are entitled to in each year of 2013 to 2016 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company.  The expiration date of the 2012 Options is March 12, 2022. The 2012 Options H have an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions as of December 31, 2012:

	Option H1		Option H2		Option H3		Option H4		Option H5		Option H6
Stock price per ordinary shares	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31
Weight average assumptions — expected dividend yield	0%		0%		0%		0%		0%		0%
Risk-free interest rate	1.87%		1.98%		2.09%		1.82%		1.93%		2.04%
Expected life	5.37 years		5.87 years		6.37 years		5.12 years		5.62 years		6.12 years
Expected volatility	74.54%		74.54%		74.54%		74.54%		74.54%		74.54%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.  Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China.  The expected term was estimated by taking into consideration the expiration period and the vesting terms.  Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the year ended December 31, 2012, share-based compensation expenses of RMB1,100 were recognized in connection with the 2012 Options H.

c.      2012 Inscom Options

On March 29, 2012, the shareholders of InsCom Holdings Limited (“Inscom”), a private subsidiary of which the Group has a 65.10% equity interest, has resolved on the adoption of a share incentive plan, under which the maximum number of ordinary shares that can be granted is 202,400,000 shares, equal to 20% of the total number of ordinary shares outstanding at Inscom as at March 28, 2012, and that the directors are authorized to grant such options.

On April 2, 2012, Inscom granted stock options to purchase 36,515,586 of its ordinary shares to its entrepreneurial agents and 24,492,750 ordinary shares to its and the Group’s employees (the “2012 Inscom Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a two-year period from 2012 to 2013. The number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued services to the Inscom and the Group. For options granted to agents, 86% (“Option I1”) was vested immediately on April 2, 2012, and the remaining 14% (“Option I2”) of the award options shall vest on June 30, 2013, the expiration date for options granted to agents is December 31, 2014. For options granted to employees, 36% (“Option I3”) was vested immediately on April 2, 2012, and the rest 64% (“Option I4”) of the award options shall vest on June 30, 2013, and the expiration date for options granted to employees is June 30, 2017. The 2012 Inscom Options have an exercise price of RMB1.00 per ordinary share. There is no intrinsic value of the options as of the date of grant. The fair value of the 2012 Inscom Options on grant date was determined by using the Binominal option pricing model with the assistance of an independent valuation firm and the following assumptions:

	Option I1	Option I2	Option I3	Option I4
Fair value per underlying ordinary shares of Inscom	RMB0.02	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	1.74%	1.83%	1.94%	2.06%
Expected life	2.7 years	2.7 years	5.2 years	5.2 years
Expected volatility	77.00%	71.00%	67.00%	67.00%
Expected dividend yield	0%	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0	3.0
Post-vesting forfeiture rate	0%	0%	5%	5%

When estimating the fair value of the ordinary shares of Inscom on grant date, the Group determined Inscom’s enterprise value by means of a discounted cash flow analysis under the contemporaneous income approach, which assumes the value of Inscom’s equity as the present value of expected future cash flows.  The discounted cash flow derived by management considered Inscom’s future business plan, specific business and financial risks, the stage of development of the Inscom’s operations and economic and competitive elements affecting the Inscom’s business, industry and market. The fair values of the shares were determined with the assistance of an independent valuation firm.

The expected term was estimated by taking into consideration the expiration period and the vesting terms.  As Inscom is a non-public company, expected volatility was estimated based on annualized daily volatilities of the Company for a period with length commensurate to expected term.

Risk-free interest rate is estimated based on the yield to maturity of China Sovereign bond denominated in RMB plus China country risk premium as at the Valuation Date. The exercise multiple is estimated by management, based on a consideration of research study regarding exercise pattern from historical statistical data.  A multiple of 3 was used in the valuation analysis. And the post vesting forfeit rate was based on historical statistical data of the Group.

As of the grant date and December 31, 2012, the fair values of the 2012 Inscom Options were estimated to be of nominal values.  The share-based compensation expenses related to the 2012 Inscom Options was RMB3 for the year ended December 31, 2012.

2011 Options

On April 28, 2011, the Company granted options (“2011 Options”) to its directors and employees to purchase 28,400,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2012 to 2015. The number of options that the grantees are entitled to in each year of 2012 to 2015 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 30% (“Option F1”), 30% (“Option F2”), 20% (“Option F3”), and 20% (“Option F4”) of the award options shall vest on March 31 each of the years 2012 to 2015, respectively. The expiration date of the 2011 Options is March 31, 2017. The 2011 Options have an exercise price of US$0.73 (RMB4.77) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

For the year ended December 31, 2011 and 2012, share-based compensation expenses of RMB24,615 and nil were recognized in connection with the 2011 Options. In November 2011, 16,974,600 shares of 2011 Options were cancelled and share-based compensation expenses amounting to RMB22,015, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with the 2011 Options. During 2011, 11,425,400 shares of 2011 options were forfeited due to the failure of directors and employees to meet performance requirements, and some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2010 Options

On February 8, 2010, the Company granted options (“2010 Options”) to its directors and employees to purchase 48,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period from 2011 to 2014. The number of options that the grantees are entitled to in each year of 2011 to 2014 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 30% (“Option E1”), 30% (“Option E2”), 20% (“Option E3”) and 20% (“Option E4”) of the options shall vest on March 31 of each of the years 2011 to 2014, respectively. The expiration date of the 2010 Options is March 31, 2016. The 2010 Options have an exercise price of US$0.84 (RMB5.73) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant.  The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

As of December 31, 2011, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB16,653, RMB26,985 and nil was recognized in connection with the 2010 Options, respectively. In November 2011, 27,671,884 shares of 2010 Options were cancelled and share-based compensation expenses amounting to RMB26,150, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2010 Options. During 2011, 20,328,116 shares of 2010 options were forfeited due to the failure of directors and employees to meet performance requirements, and some employees resigned during the year. No share-based compensation expense related to the forfeited options was recognized.

2009 Options

On March 9, 2009, the Company granted options (“2009 Options”) to its employees to purchase 10,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option D1”), 30% (“Option D2”), 20%  (“Option D3”) and the remaining 20% (“Option D4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators (“KPI”) results for the years 2009.  The expiration date of the 2009 Options is March 31, 2015. The 2009 Options have an exercise price of US$0.34 (RMB2.30) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

As of December 31, 2012, 1,240,480 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB1,479, RMB1,469 and RMB1,353 was recognized in connection with the 2009 Options. During the years ended December 31, 2010, 2011 and 2012, 917,330, 153,480 and 200,410 shares of 2009 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2008 Options

On November 21, 2008, the Company granted options to purchase 32,000,000 ordinary shares of the Company to certain directors and employees (“2008 Options”). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% (“Option C1”), 30% (“Option C2”), 20%  (“Option C3”) and the remaining 20% (“Option C4”) of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their KPI results for the years 2009. The expiration date of the 2008 Options is March 31, 2015. The 2008 Options have an exercise price of US$0.28 (RMB1.90), equal to the fair value of the Company’s share price at the grant date. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

As of December 31, 2012, 2,553,440 shares of 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses of RMB4,079, RMB3,934 and RMB3,756 was recognized in connection with 2008 Options. During the years ended December 31, 2010, 2011 and 2012, 529,080, 84,520 and 211,080 shares of 2008 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2007 Options

Option A

On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The options grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over a two-year period, with 40% of the options vesting upon public listing of the Company and 30% on each of the first and second anniversaries of his employment. The 2007 Option A has an exercise price of RMB2.32 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s shares as of January 31, 2007, with the assistance of a third party valuation company. There was no intrinsic value of the option as of the date of grant.

The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

As of December 31, 2012, 4,000,000 shares of 2007 Option A had been exercised.

For the three years ended December 31, 2012, changes in the status of outstanding options were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2010	46,566,631	2.03	224,835
Granted on February 8, 2010	48,000,000	5.73
Exercised	(5,100,780)	2.12
Cancelled	—	—
Forfeited	(1,446,410)	2.15
Outstanding as of December 31, 2010	88,019,441	4.04	146,782
Granted on April 28, 2011	28,400,000	4.77
Exercised	(2,670,340)	2.28
Cancelled	(44,646,484)	5.37
Forfeited	(31,991,516)	5.36
Outstanding as of December 31, 2011	37,111,101	1.99	7,070
Granted on March 12, 2012	96,645,000	1.90
Exercised	(183,380)	1.95
Cancelled	—	—
Forfeited	(411,490)	2.09
Outstanding as of December 31, 2012	133,161,231	1.92	15,436
Exercisable as of December 31, 2012	47,260,811	1.95	4,107

As of December 31, 2012, there were a total of 85,900,420 outstanding unvested options for the Group. As of December 31, 2012, there was RMB81,347 of total unrecognized compensation cost related to share options granted in 2008, 2009 and 2012, which was expected to be recognized over a period of 3.5 years as of December 31, 2012.

No 2012 Inscom Options was exercised, cancelled or forfeited during the year ended December 31, 2012, and there was RMB 6 of unrecognized cost expected to be recognized in 2013. As of December 31, 2012, 61,008,336 of the 2012 Inscom Options are outstanding, 40,337,472 options are exercisable, with weighted average remaining contractual life of 1.59 years, exercise price of RMB1.00.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	1.58	1.45	1.48
Total intrinsic value of options exercised	32,465	9,495	74
Total fair value of share options vested	7,526	7,355	30,513

The following table summarizes information about the Company’s stock option plans as of December 31, 2012:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	92,684,420	9.25	1.90	18,408,420
2012 Options H	3,800,000	9.25	1.90	—
2009 Options	7,450,300	1.25	2.30	5,809,380
2008 Options	28,573,880	1.25	1.90	22,390,380
2007 Option A	652,631	4.00	2.32	652,631
Total	133,161,231			47,260,811

There are no 2010 Options and 2011 Options outstanding as of December 31, 2012.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

(21)                          Restricted Net Assets

Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. As of December 31, 2011 and 2012, the Company had restricted net assets of RMB1,661,740 and RMB1,901,940 respectively, which were not eligible to be distributed. These amounts were comprised of the registered capital of the Company’s PRC subsidiaries and the statutory reserves disclosed in note 15.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
Segment Reporting

(22)                          Segment Reporting

During 2011, the Group disposed of the Datong segment, which was reclassified to discontinued operations for all periods presented, and operates in three principal operating segments: P&C, Life and Claims Adjusting. Accordingly, the Group has retroactively amended its segment disclosure for 2010. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The principle activities of the three reportable operating segments are as follows:

1) P&C segment

This segment provides brokerage and agency services of property and casualty insurance products.

2) Life segment

This segment mainly provides life insurance brokerage and agency services.

3) Claims Adjusting segment

This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.

The following table shows the Group’s operations by business segment for the years ended December 31, 2010, 2011 and 2012. Other includes revenue and expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
P&C	821,259	1,032,594	1,090,205	174,990
Life	235,584	276,402	272,755	43,780
Claims Adjusting	177,094	202,003	217,497	34,911
Other	—	5,676	5,660	908
Total net revenues	1,233,937	1,516,675	1,586,117	254,589
Operating costs and expenses
P&C	(389,266)	(1,626,472)	(911,330)	(146,278)
Life	(194,612)	(245,571)	(266,062)	(42,706)
Claims Adjusting	(156,825)	(243,072)	(186,694)	(29,967)
Other	(98,709)	(150,333)	(156,205)	(25,073)
Total operating costs and expenses	(839,412)	(2,265,448)	(1,520,291)	(244,024)
Income (loss) from operations
P&C	431,993	(593,878)	178,875	28,712
Life	40,972	30,831	6,693	1,074
Claims Adjusting	20,269	(41,069)	30,803	4,944
Other	(98,709)	(144,657)	(150,545)	(24,165)
Total income (loss) from operations	394,525	(748,773)	65,826	10,565

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Segment assets
P&C	1,367,326	1,542,536	247,595
Life	200,713	250,126	40,148
Claims Adjusting	108,630	84,325	13,535
Other	1,604,327	1,523,802	244,587
Total assets	3,280,996	3,400,789	545,865

Substantially all of the Group’s revenues for the three years ended December 31, 2010, 2011 and 2012 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	24,776	14,589	2,342
Other receivables	190,216	1,212	195
Amounts due from subsidiaries	1,337,536	1,528,450	245,333
Total current assets	1,552,528	1,544,251	247,870
Non-current assets:
Investment in subsidiaries	1,224,245	1,386,753	222,589
Total assets	2,776,773	2,931,004	470,459

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	5,767	5,578	895
Amounts due to subsidiaries	16,959	31,046	4,983
Total liabilities	22,726	36,624	5,878
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively)	7,646	7,624	1,224
Additional paid-in capital	2,272,580	2,284,906	366,753
Retained earnings	575,472	705,982	113,318
Accumulated other comprehensive income (loss)	(101,651)	(104,132)	(16,714)
Total shareholders’ equity	2,754,047	2,894,380	464,581
Total liabilities and shareholders’ equity	2,776,773	2,931,004	470,459

Statements of Income (Loss) and Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
General and administrative expenses	(26,705)	(70,893)	(77,993)	(12,519)
Interest income	450	2,011	13,215	2,121
Equity in earnings (loss) of subsidiaries	448,563	(230,492)	195,288	31,346
Net income (loss)	422,308	(299,374)	130,510	20,948
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(10,818)	(18,291)	(2,481)	(398)
Comprehensive income (loss) attributable to the CNinsure Inc’s shareholders	411,490	(317,665)	128,029	20,550

Statements of Shareholders’ Equity

(In thousands, except for shares)

					Accumulated
			Additional		Other
	Share Capital		Paid-in	Retained	Comprehensive
	Number of Share	Amounts	Capital	Earnings	Income (Loss)	Total
		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	912,497,726	7,036	1,604,774	452,540	(72,542)	1,991,808
Net income	—	—	—	422,308	—	422,308
Foreign currency translation	—	—	—	—	(10,818)	(10,818)
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	22,211
Dividends	—	—	(80,985)	—	—	(80,985)
Other	—	—	(93)	(2)	—	(95)
Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Net income	—	—	—	130,510	—	130,510
Foreign currency translation	—	—	—	—	(2,481)	(2,481)
Exercise of share options	183,380	1	347	—	—	348
Repurchase of ordinary shares	(3,863,300)	(23)	(9,221)	—	—	(9,244)
Share-based compensation	—	—	66,878	—	—	66,878
Other	—	—	(45,678)	—	—	(45,678)
Balance as of December 31, 2012	998,861,526	7,624	2,284,906	705,982	(104,132)	2,894,380
Balance as of December 31, 2012 in US$		1,224	366,753	113,318	(16,714)	464,581

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	422,308	(299,374)	130,510	20,948
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(448,563)	230,492	(195,288)	(31,346)
Compensation expenses associated with stock options	22,211	57,003	66,878	10,735
Changes in operating assets and liabilities:
Other receivables	1,023	(188,182)	189,004	30,337
Other payables	2,527	(6,790)	(189)	(30)
Net cash (used in) generated from operating activities	(494)	(206,851)	190,915	30,644
Cash flows from investing activities
Increase in investment in subsidiaries	(40,143)	(56,374)	(12,899)	(2,070)
Advances (to) from subsidiaries	(518,212)	205,316	(176,826)	(28,383)
Net cash (used in) generated from investing activities	(558,355)	148,942	(189,725)	(30,453)
Cash flows from financing activities:
Proceeds from share issuances	743,767	—	—	—
Proceeds on exercise of stock options	10,075	5,305	348	56
Repurchase ordinary shares	(37,287)	(13,722)	(9,244)	(1,484)
Dividends paid	(80,985)	—	—	—
Net cash from (used in) financing activities	635,570	(8,417)	(8,896)	(1,428)
Net increase (decrease) in cash and cash equivalents	76,721	(66,326)	(7,706)	(1,237)
Cash and cash equivalents at beginning of year	43,490	109,393	24,776	3,977
Effect of exchange rate changes on cash and cash equivalents	(10,818)	(18,291)	(2,481)	(398)
Cash and cash equivalents at end of year	109,393	24,776	14,589	2,342

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require  condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2012, RMB1,901,940 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company has been presented for the years ended December 31, 2011 and 2012.

CISG undertook a separate restructuring in anticipation of an initial public offering involving a holding company (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007. The Company became the ultimate holding company upon completion of a 10,000-for-1 share exchange with the existing shareholders of CISG on July 31, 2007. The exchange was accounted for as a reverse merger on the basis that CISG was the accounting acquirer.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation and Consolidation

(a)                                 Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.

Use of Estimates

(b)                                 Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, valuation of goodwill and intangible assets for impairment analysis, allowance for doubtful receivables, fair values of the subsidiaries’ being transferred within the Group at the dates of transactions, the valuation of noncontrolling interests acquired from related parties at acquisition dates, and fair value of share based compensation. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

(c)                              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of RMB7,392 and RMB7,930 as of December 31, 2011 and 2012, respectively.

Short Term Investment

(d)           Short Term Investment

Short term investments are other investments that do not have a quoted market price in an active market whose fair value cannot be reliably measured. They are measured at cost less any identified impairment loss. No impairment loss on short term investments was identified for the year ended December 31, 2011, 2012, respectively.

Accounts Receivable and Insurance Premium Receivables

(e)                                  Accounts Receivable and Insurance Premium Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.

Accounts receivable, net is analyzed as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable	175,711	206,147
Allowance for doubtful accounts	(9,348)	(9,903)
Accounts receivable, net	166,363	196,244

The following table summarizes the movement of the Group’s allowance for doubtful accounts:

	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	2,136	5,790	9,348
Provision for doubtful accounts	5,136	3,572	4,523
Write-offs	(1,482)	(14)	(3,968)
Balance at the ending of the year	5,790	9,348	9,903

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivables are included in net cash provided by operating activities in the consolidated statements of cash flows.

Property, Plant and Equipment

(f)                                    Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss):

	2010	2011	2012
	RMB	RMB	RMB
Commission and fee under operating costs	5,607	6,776	3,585
Selling expense	2,092	1,937	1,880
General and administrative expenses	20,585	17,472	20,884
Net income (loss) from discontinued operations	2,268	1,185	—
Depreciation for the year	30,552	27,370	26,349

Goodwill and Other Intangible Assets

(g)                                 Goodwill and Other Intangible Assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in four reporting units which were its reportable segments for the years ended December 31, 2010 whereas it operated in three reporting units for the year ended December 31, 2011 and 2012. The goodwill impairment review is a two-step process. Step 1 consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step 2 requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2010, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. It was estimated that the fair value of all reporting units by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2010.

In 2011, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair values of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of the reporting unit, life insurance (“Life”), exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. However, it was determined that the fair values of reporting units, property and casualty insurance services (“P&C”) and insurance claims adjusting services (“Claims Adjusting”), were less than their carrying amount and, therefore step 2 of the goodwill impairment test was performed to measure the amount of impairment for the reporting units, P&C and Claims Adjusting. For the step 2 goodwill impairment test, implied fair value of the goodwill of the reporting units, P&C and Claims Adjusting are determined by assigning the fair value of the reporting unit used in step 1 to all assets and liabilities of that reporting unit as if the report unit has been acquired in business combination. The implied fair value of goodwill is compared with the carrying amount of goodwill to determine whether the goodwill is impaired and impairment loss is recognised. The fair value has been determined using cash flow projections based on financial budgets approved by management covering a five-year period, and discount rate of 22%, 25% and 27% for P&C, Life and Claims Adjusting, respectively. Cash flows beyond the 5-year period are extrapolated using a steady 3% growth rate. Other key assumptions relate to the estimation of cash inflows/outflows which include budgeted revenue and gross margin, such estimations are based on the unit’s past performance and management’s expectations for the market development. As a result, an goodwill impairment loss of RMB1,000,705 was recorded for the year ended December 31, 2011.

In 2012, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value — step 1 of the two-step impairment test. The fair value of all reporting units were estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary. The management concluded that goodwill was not impaired for the years ended December 31, 2012.

Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangibles assets of customer relationship is computed using the accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.

The intangible assets, net consisted of the following:

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and license	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

	Useful	As of December 31, 2012
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,984)	—	6,914
Customer relationship	4.6 to 9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3 to 6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6 to 9.8	16,004	(8,222)	(581)	7,201
Software and system	5 to 10	5,740	(2,487)	—	3,253
		177,654	(73,457)	(61,417)	42,780

Aggregate amortization expenses for intangible assets were RMB21,520, RMB26,454 and RMB15,285 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB1,305, RMB326 and nil were recorded in discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. The Group recorded an impairment loss on its intangible assets in the amount of RMB4,600 and RMB56,817 as carrying value exceeds fair value for the years ended December 31, 2010 and 2011 respectively. The estimated amortization expenses for the next five years are: RMB13,665 in 2013, RMB13,057 in 2014, RMB8,262 in 2015, RMB941 in 2016 and RMB 941 in 2017, and an aggregate amount of RMB2,207 in years thereafter.

Other Receivables and Other Current Assets	(h) Other Receivables and Other Current Assets Other receivables and other current assets mainly consist of advances, deposits, interest receivables, value-added tax recoverable and prepaid expenses.
Investment in Affiliates	(i) Investment in Affiliates Investments in affiliates are accounted for using the equity method. The Group does not control the affiliate but over which it exerts significant influence.
Other Non-current Assets

(j)                                Other Non-current Assets

Other non-current assets represent investments in equity security of private companies with equity interest from 5% to 20%,  over which the Group exerts no significant influence and are measured initially at cost.  As of December 31, 2012, the other non-current assets also include dividend receivable from Datong of RMB 7,561, recorded at amortized cost after discounting with the effective interest rate.

Impairment of Long-Lived Assets

(k)           Impairment of Long-Lived Assets

Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Insurance Premium Payables	(l) Insurance Premium Payables Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Income Taxes

(m)                              Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Share-based Compensation

(n)                                 Share-based Compensation

Employee share-based compensation

All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of income (loss) and comprehensive income (loss). Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance, or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, and no compensation cost is recognized if the requisite service is not rendered. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.  For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.  No compensation cost is recognized for instruments that employees forfeit because a service condition or a performance condition is not satisfied.

Non-employee share-based compensation

Share-based compensation related to non-employees is recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.  The quantity and terms of the equity instruments issued to non-employees are not known up front as they are dependent upon counterparty performance conditions, the Group measures the equity instruments at their then-current lowest aggregate fair value at each reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Group uses the Black-Scholes and Binominal option-pricing model to determine the fair value of stock options. Determining the value of share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The Group estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and prospectively revises the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.

Share-based compensation expenses of RMB22,211, RMB57,003 and RMB66,878 for the years ended December 31, 2010, 2011 and 2012, respectively, were included in the general and administrative expenses.

Employee Benefit Plans

(o)                                 Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of income (loss) and comprehensive income (loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition

(p)                                 Revenue Recognition

The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.

Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs.  Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1% and 0.1% of the total commission and fee revenues as of the years ended December 31, 2011 and 2012, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies as agreed and per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded when a performance target is being achieved. Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.  Commission revenues earned from distribution of wealth management products are recorded when the products have been sold to customers, at which time the Group has fulfilled all its services obligations.

Other service fees include revenue from the provision of IT services and insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.

The Group presents revenue net of sales taxes incurred. The sales taxes amounted to RMB102,190, RMB113,447 and RMB99,001 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB14,877, RMB4,537 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively. According to the Announcement on the VAT Reform Pilot Program of the Transportation and Selected Modern Service Sectors issued by the State Tax Bureau in July 2012, the transportation and some selected modern service sectors, including research and development (R&D) and technical services, information technology services, cultural creative services, logistics support services, tangible personal property leasing services, and assurance and consulting service, should pay value-added tax instead of business tax based on a predetermined timetable (hereinafter referred to as the “VAT Reform”), effective September 1, 2012 for entities in Beijing and November 1, 2012 for entities in Guangdong. A total of seven subsidiaries or VIEs  in the Group that engage in consulting and information technology services met the VAT Reform requirements, and have started to pay value-added tax since the respectively effective days. Total Value-added taxes paid by the Group during the year ended December 31, 2012 were not significant.

Contingent Consideration

(q)                                 Contingent Consideration

The Group recognizes all the assets acquired and liabilities assumed in a business combination at the acquisition-date fair values, which will include an estimation of the fair value of contingent consideration payables if any. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of income (loss) and comprehensive income (loss) when incurred. No change in fair value of contingent consideration payable was charged to consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012.

The selling shareholders of the acquired entities agreed to return part of considerations to the Group, if certain performance criteria cannot be met. The fair value of such contingent arrangements was charged to consolidated statement of income (loss) and comprehensive income (loss) in the amount of nil, RMB12,500 and RMB4,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

For a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB41,244, nil and nil to the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012, respectively.

Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of income (loss) and comprehensive income (loss). No such compensation expenses were paid for the years ended December 31, 2010, 2011 and 2012.

Fair Value of Financial Instruments

(r)                               Fair Value of Financial Instruments

The carrying amounts of accounts receivable, insurance premium receivables, other receivables, short term investments, accounts payable, other payables, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.

Foreign Currencies

(s)                                   Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income (loss) and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of the most of the Company’s subsidiaries and VIEs is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the  consolidated statements of income (loss) and comprehensive income (loss).

Foreign Currency Risk

(t)            Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents. The Group had aggregate amounts of RMB1,976,591 and RMB2,484,234 of cash and cash equivalents denominated in RMB as of December 31, 2011 and 2012, respectively.

Translation into United States Dollars

(u)                                 Translation into United States Dollars

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2012, or at any other rate.

Segment Reporting

(v)                                  Segment Reporting

The Group distributes a variety of property and casualty, and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services and distribution of wealth management products. For the year ended December 31, 2010, the Group operated four operating segments: (1) property and casualty insurance (“P&C”), (2) life insurance (“Life”), (3) insurance claims adjusting services (“Claims Adjusting”) and (4) Datong life insurance (“Datong”). After the disposal of Datong during the first quarter of 2011, the Group operates three operating segments. Details of these operating segments are described in note 22. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share ("EPS")

(w)                               Earnings per Share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Advertising Costs

(x)                                 Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to RMB3,825, RMB2,188 and RMB5,048 for the years ended December 31, 2010, 2011 and 2012, respectively, of which RMB348, RMB87 and nil were related to discontinued operations for the years ended December 31, 2010, 2011 and 2012, respectively.

Operating Leases

(y)           Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income (loss) and comprehensive income (loss) over the lease period.

Accumulated Other Comprehensive Income (Loss)

(z)                                   Accumulated Other Comprehensive Income (Loss)

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement and not within a statement of changes in equity and amending other presentation and disclosure requirements concerning comprehensive income.  In December 2011, the FASB issued an accounting standard update to defer the requirement to present reclassifications between other comprehensive income or loss and net income or loss.  The Group adopted these pronouncements on January 1, 2012. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of these pronouncements did not have a significant effect on the Group’s consolidated financial results or disclosures.

Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of income (loss) and comprehensive income (loss).

Recently Issued Accounting Standards

(aa) Recently Issued Accounting Standards

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations, but is considering its impact on the disclosure of the Group’s consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Analysis of accounts receivable, net
	As of December 31,
	2011	2012
	RMB	RMB
Accounts receivable	175,711	206,147
Allowance for doubtful accounts	(9,348)	(9,903)
Accounts receivable, net	166,363	196,244

Summary of the movement of the Group's allowance for doubtful accounts

	2010	2011	2012
	RMB	RMB	RMB
Balance at the beginning of the year	2,136	5,790	9,348
Provision for doubtful accounts	5,136	3,572	4,523
Write-offs	(1,482)	(14)	(3,968)
Balance at the ending of the year	5,790	9,348	9,903

Schedule of estimated useful life and estimated residual value of property, plant and equipment
	Estimated useful life (Years)	Estimated residual value
Building	36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of the depreciation recognized in the consolidated statement of income (loss) and comprehensive income (loss)

	2010	2011	2012
	RMB	RMB	RMB
Commission and fee under operating costs	5,607	6,776	3,585
Selling expense	2,092	1,937	1,880
General and administrative expenses	20,585	17,472	20,884
Net income (loss) from discontinued operations	2,268	1,185	—
Depreciation for the year	30,552	27,370	26,349

Schedule of net intangible assets

	Useful	As of December 31, 2011
	life (Years)	Cost	Accumulated amortization	Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,051)	—	7,847
Customer relationship	4.6 to 9.8	54,706	(26,394)	(5,760)	22,552
Non-compete agreement	3 to 6.25	68,215	(23,941)	(34,692)	9,582
Agency agreement and license	4.6 to 9.8	16,004	(5,457)	(581)	9,966
Software and system	5 to 10	5,740	(1,340)	—	4,400
		177,654	(58,183)	(61,417)	58,054

	Useful	As of December 31, 2012
	life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	(20,384)	3,707
Trade name	9.4 to 10	8,898	(1,984)	—	6,914
Customer relationship	4.6 to 9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3 to 6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6 to 9.8	16,004	(8,222)	(581)	7,201
Software and system	5 to 10	5,740	(2,487)	—	3,253
		177,654	(73,457)	(61,417)	42,780

Acquisitions (Tables) (Acquisitions in 2011)	12 Months Ended
Dec. 31, 2012
Acquisitions
Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

Schedule of the acquired intangible assets
		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

Huajie
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.44	(0.30)

Zhongxin
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.44	(0.30)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of the results of the discontinued operations

	Year ended December 31,
	2010	2011
	RMB	RMB
Net revenues	251,092	65,854
Profit before tax	37,283	2,062
Gain on the disposal of Datong	—	177,949
Income tax	(7,618)	(52,458)
Net income from discontinued operations	29,665	127,553

Schedule of the assets and liabilities of the discontinued operation as of the disposal date

RMB
ASSET:
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127

Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables
Analysis of other receivables, net

	As of December 31,
	2011	2012
	RMB	RMB
Advances to staff (i)	8,741	9,784
Advances to entrepreneurial agents (ii)	6,265	1,959
Rental deposits	5,610	5,893
Interest income receivables (iii)	33,549	51,315
Value-added tax recoverable (iv)	14,401	10,745
Dividend receivable from Datong(v)	10,000	—
Other	4,170	6,869
	82,736	86,565

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)

This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits.

(iv)

As of December 31, 2012, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2011 had been refunded during the year 2012.

(v)

As explained in note 4, the settlement date of the dividend receivable from Datong has been amended to December 31, 2014, and accordingly, such balance has been reclassified to other non-current assets as of December 31, 2012.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Schedule of property, plant and equipment, net

	As of December 31,
	2011	2012
	RMB	RMB
Building	11,346	11,346
Office equipment, furniture and fixtures	92,213	125,294
Motor vehicles	43,454	40,041
Leasehold improvements	7,614	9,073
Total	154,627	185,754
Less: Accumulated depreciation	(69,915)	(90,833)
Property, plant and equipment, net	84,712	94,921

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill.
Movements in carrying amount of goodwill by reportable segments

	P&C segment	Life segment	Claims Adjusting segment	Datong segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2011	983,007	16,900	38,077	116,389	1,154,373
Addition for acquisitions	41,274	—	—	—	41,274
Addition for contingent considerations	—	—	—	70,000	70,000
Disposal of Datong	—	—	—	(186,389)	(186,389)
Impairment loss	(962,628)	—	(38,077)	—	(1,000,705)
Balance as of December 31, 2011	61,653	16,900	—	—	78,553
Balance as of December 31, 2012	61,653	16,900	—	—	78,553

Schedule of the gross amount and accumulated impairment losses by segment

	P&C segment	Life segment	Claims Adjusting segment	Total
	RMB	RMB	RMB	RMB
Goodwill, gross	1,024,281	16,900	38,077	1,079,258
Accumulated impairment loss	(962,628)	—	(38,077)	(1,000,705)
Goodwill, net as of December 31, 2011 and 2012	61,653	16,900	—	78,553

Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Schedule of investment in affiliates
	As of December 31,
	2011	2012
	RMB	RMB
Teamhead Automobile	322	471
Jiaxing	600	347
Sincere Fame	153,040	167,802
Total	153,962	168,620

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Schedule of financial information of Company's VIEs and VIEs' subsidiaries

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	960,070	185,235
Total liabilities	912,010	169,077

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net Revenues	1,127,948	1,394,032	374,529
Net Income (loss)	38,906	(245,060)	(4,755)
Net cash provided by operating activities	8,688	73,425	(34,601)
Net cash used in investing activities	(192,449)	(80,473)	81,593
Net cash provided by (used in) financing activities	287,846	(105,903)	(38,305)

Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables and Accrued Expenses
Schedule of components of other payables and accrued expenses

	As of December 31,
	2011	2012
	RMB	RMB

Business and other tax payable	37,460	26,117
Refundable deposits from employees and agents	14,542	12,714
Professional fees	12,291	12,378
Advances from third parties	7,512	16,014
Payables for addition of office equipment, furniture and fixtures	9,666	38,537
Insurance compensation claim payable to customers	2,408	2,699
Other	8,803	7,665
Total	92,682	116,124

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of movements of unrecognized tax benefits

RMB
Balance as of January 1, 2010	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589

Schedule of income tax expenses
	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	87,812	100,461	56,467
Deferred tax expense (income)	1,313	(16,431)	(6,094)
Income tax expense	89,125	84,030	50,373

Schedule of principal components of the deferred income tax assets and liabilities

	As of December 31,
	2011	2012
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	4,276	4,942
Other	3,093	—
Less: valuation allowances	—	—
Current deferred tax asset, net	7,369	4,942

Non-current deferred tax assets:
Operating loss carry forward	15,748	22,826
Other	—	—
Less: valuation allowances	(13,856)	(18,859)
Non-current deferred tax asset, net	1,892	3,967
Total	9,261	8,909

Deferred tax liabilities:
Intangible assets, net	11,944	8,592
Investment income	18,162	18,162
Total	30,106	26,754

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	462,886	(674,306)	160,452
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	115,722	(168,576)	40,113
Expenses not deductible for tax purposes:
Entertainment	607	659	668
Goodwill and unamortized intangible asset impairment	—	255,272	—
Other	1,130	3,579	3,312
Tax exemption and tax relief:
Tax rate differentials	(30,799)	(30,140)	(3,947)
Change in valuation allowance	(92)	13,654	5,003
Uncertain tax provisions	2,981	8,367	4,003
Other	(424)	1,215	1,221
Income tax expense	89,125	84,030	50,373

Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Computation of basic and diluted net income (loss) per ordinary share

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Basic net income (loss) from continuing operations per ordinary share	0.41	(0.43)	0.13
Basic net income from discontinued operations per ordinary share	0.03	0.13	—
Basic net income (loss) per ordinary share	0.44	(0.30)	0.13

Basic net income (loss) from continuing operations per ADS	8.20	(8.51)	2.60
Basic net income from discontinued operations per ADS	0.62	2.54	—
Basic net income (loss) per ADS	8.82	(5.97)	2.60

Diluted:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Share options	32,288,811	—	2,993,694
Total	990,318,528	1,002,810,673	1,005,301,969
Diluted net income (loss) from continuing operations per ordinary share	0.40	(0.43)	0.13
Diluted net income from discontinued operations per ordinary share	0.03	0.13	—
Diluted net income (loss) per ordinary share	0.43	(0.30)	0.13

Diluted net income (loss) from continuing operations per ADS	7.93	(8.51)	2.60
Diluted net income from discontinued operations per ADS	0.60	2.54	—
Diluted net income (loss) per ADS	8.53	(5.97)	2.60

Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances and Transactions
Schedule of principal related party balances and transactions

a)                                     Amounts due from related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	353,136	100,684
Amounts due from noncontrolling shareholders (ii)	12,500	51,101
Total	365,636	151,785

b)                                     Amounts due to related parties:

	As of December 31,
	2011	2012
	RMB	RMB
Amounts due to noncontrolling shareholders (iii)	20,305	3,030

(i)               The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the “Facility”). The Facility is valid for two years and can be renewed upon mutual agreement. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2011 and 2012, the amount due from Sincere Fame and its subsidiaries represented RMB 351,860 and RMB91,277 (US$14,651) principal receivable, RMB1,276 and RMB9,407  (US$1,510) interest receivable. These amounts are unsecured, bear interest at 7.3% and are repayable at the end of the two year term of the Facility.

(ii)            The Group granted a revolving loan with a maximum amount of RMB50,000 to Guangdong Jintaiping Asset Management Service Company (“Jintaiping”) pursuant to a facility letter entered in June 2012. The Group owns an equity interest of 19.5% of Jintaiping, and Jintaiping is also the non-controlling interest shareholder of one of the Group’s subsidiaries.  The loan is valid for one year and bears annual interest rate at 8%. As of December 31, 2012, the amounts due from noncontrolling shareholders represented RMB44,436 of principal receivable and RMB2,165 interest receivable from Jintaiping, and RMB4,500 of acquisition consideration refund receivable from the selling shareholder of a subsidiary acquired in 2010, which failed to meet its performance target pursuant to the acquisition agreement.

As of December 31, 2011, the amounts represent an acquisition consideration refund receivable from the selling shareholder of two subsidiaries acquired in 2009 and one subsidiary acquired in 2010, which failed to meet their performance targets pursuant to the acquisition agreements. These amounts have been fully settled in March 2012. During 2011, Huajie and Zhongxin were purchased from this noncontrolling shareholder.

(iii)         The amount was unsecured, interest-free and repayable on demand. As of December 31, 2012, the amount represented consideration payable for the acquisition of equity investment of Jintaiping.  As of December 31, 2011, the amount mainly represented consideration payable to noncontrolling shareholders for additional shares acquired.

c)                                      A subsidiary of the Company provided information technology service to an affiliate and charged nil, RMB5,000 and RMB5,660 for the year ended December 31,2010, 2011, and 2012, respectively.

The Group charged affiliates interest income of nil, RMB1,276 and RMB10,298 for loans receivable for the year ended December 31, 2010, 2011, and 2012, respectively.

d)                                     A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited (“Micro-credit”), on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.

e)                                      The Group has acquired non-controlling interests of a number of its subsidiaries from shareholders who are also employees of the Group in 2011 and 2012. The excess of the fair values of these non-controlling interests acquired from these equity shareholders over the transaction prices as of the respective transaction dates were considered to be compensation expenses, which amounted to RMB6,000 and RMB7,900, and had been charged to the consolidated statement of  income (loss) and comprehensive income (loss) for the years ended December 31, 2011 and 2012 respectively. The valuation of the equity of a private company is highly judgmental, so changes in the significant assumptions related to these valuations could materially affect the fair values of these entities and the related compensation expenses.

f)                                       One of the subsidiary Puyi Asset Management Co., Ltd (“Puyi Asset”) distributed certain wealth management products supplied by several of our affiliates. Commission revenues generated from those affiliates were nil, nil and RMB7,522 during the year 2010, 2011 and 2012.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2012 are:

Minimum Lease Payment
RMB
Year ending December 31:
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138

Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Commissions and fees | Customer concentration
Concentrations of Credit Risk
Schedule of concentration of risk

	Year ended December 31,
	2010	% of sales	2011	% of sales	2012	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	275,785	22%	331,556	22%	330, 699	21%
China Pacific Property Insurance Co., Ltd.	202,215	16%	184,717	12%	208,797	13%
Ping An Property & Casualty Insurance Company of China, Ltd.	156,091	13%	181,088	12%	185,595	12%
	634,091	51%	697,361	46%	725,091	46%

Accounts receivable | Credit concentration
Concentrations of Credit Risk
Schedule of concentration of risk
	As of December 31,
	2011	%	2012	%
	RMB		RMB
PICC	31,982	18%	32,980	17%
Aviva-Cofco Life Insurance Co., Ltd.	17,021	10%	—	—
	49,003	28%	32,980	17%

Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Non-Cash Transactions
Schedule of non-cash investing activities

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	30,000	20,402	96
Considerations payable in connection with other investment (i)	—	—	3,030
Payables for addition of office equipment, furniture and fixtures	9,799	9,666	38,537

(i)              In 2012, the Group sold 19.5% equity interest of  Puyi Investment, a private entity which the Group does not exert significant influence.  Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987.  As of December 31, 2012, the net amount payables to shareholders of Jintaiping for these two transactions amounted to RMB3,030 and was recorded as amounts due to related parties (see note 16 (b)(iii)).

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Schedule of changes in the status of outstanding options

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2010	46,566,631	2.03	224,835
Granted on February 8, 2010	48,000,000	5.73
Exercised	(5,100,780)	2.12
Cancelled	—	—
Forfeited	(1,446,410)	2.15
Outstanding as of December 31, 2010	88,019,441	4.04	146,782
Granted on April 28, 2011	28,400,000	4.77
Exercised	(2,670,340)	2.28
Cancelled	(44,646,484)	5.37
Forfeited	(31,991,516)	5.36
Outstanding as of December 31, 2011	37,111,101	1.99	7,070
Granted on March 12, 2012	96,645,000	1.90
Exercised	(183,380)	1.95
Cancelled	—	—
Forfeited	(411,490)	2.09
Outstanding as of December 31, 2012	133,161,231	1.92	15,436
Exercisable as of December 31, 2012	47,260,811	1.95	4,107

Summary of information about share option plans

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	1.58	1.45	1.48
Total intrinsic value of options exercised	32,465	9,495	74
Total fair value of share options vested	7,526	7,355	30,513

Summary of information about stock option plans

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	92,684,420	9.25	1.90	18,408,420
2012 Options H	3,800,000	9.25	1.90	—
2009 Options	7,450,300	1.25	2.30	5,809,380
2008 Options	28,573,880	1.25	1.90	22,390,380
2007 Option A	652,631	4.00	2.32	652,631
Total	133,161,231			47,260,811

2012 Options G
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions — expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life	5.11 years	5.61 years	6.11 years	6.61 years	7.11 years
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

2012 Options H
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option H1		Option H2		Option H3		Option H4		Option H5		Option H6
Stock price per ordinary shares	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31	US$	0.31
Weight average assumptions — expected dividend yield	0%		0%		0%		0%		0%		0%
Risk-free interest rate	1.87%		1.98%		2.09%		1.82%		1.93%		2.04%
Expected life	5.37 years		5.87 years		6.37 years		5.12 years		5.62 years		6.12 years
Expected volatility	74.54%		74.54%		74.54%		74.54%		74.54%		74.54%

2012 Inscom Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option I1	Option I2	Option I3	Option I4
Fair value per underlying ordinary shares of Inscom	RMB0.02	RMB0.02	RMB0.02	RMB0.02
Risk-free interest rate	1.74%	1.83%	1.94%	2.06%
Expected life	2.7 years	2.7 years	5.2 years	5.2 years
Expected volatility	77.00%	71.00%	67.00%	67.00%
Expected dividend yield	0%	0%	0%	0%
Early exercise multiple	3.0	3.0	3.0	3.0
Post-vesting forfeiture rate	0%	0%	5%	5%

2011 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

2010 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

2009 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

2008 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

2007 Option A
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options
Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting
Schedule of operations by business segment

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
P&C	821,259	1,032,594	1,090,205	174,990
Life	235,584	276,402	272,755	43,780
Claims Adjusting	177,094	202,003	217,497	34,911
Other	—	5,676	5,660	908
Total net revenues	1,233,937	1,516,675	1,586,117	254,589
Operating costs and expenses
P&C	(389,266)	(1,626,472)	(911,330)	(146,278)
Life	(194,612)	(245,571)	(266,062)	(42,706)
Claims Adjusting	(156,825)	(243,072)	(186,694)	(29,967)
Other	(98,709)	(150,333)	(156,205)	(25,073)
Total operating costs and expenses	(839,412)	(2,265,448)	(1,520,291)	(244,024)
Income (loss) from operations
P&C	431,993	(593,878)	178,875	28,712
Life	40,972	30,831	6,693	1,074
Claims Adjusting	20,269	(41,069)	30,803	4,944
Other	(98,709)	(144,657)	(150,545)	(24,165)
Total income (loss) from operations	394,525	(748,773)	65,826	10,565

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Segment assets
P&C	1,367,326	1,542,536	247,595
Life	200,713	250,126	40,148
Claims Adjusting	108,630	84,325	13,535
Other	1,604,327	1,523,802	244,587
Total assets	3,280,996	3,400,789	545,865

Organization and Description of Business (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2012 entity
Organization and Description of Business
Ordinary shares issued to the existing shareholders of CISG for exchange of their shares of CISG	684,210,526
Exchange basis of ordinary shares	10,000
Number of PRC affiliated entities of Group which conducts its operations in China principally through contractual arrangements		2

Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash and Cash Equivalents and Restricted Cash
Guarantee deposits required by China Insurance Regulatory Commission		7,930		7,392
Short Term Investment
Impairment loss on short term investments	0		0
Accounts Receivable and Insurance Premium Receivables
Minimum period past due of balances reviewed individually for collectability	90 days	90 days
Accounts receivable, net
Accounts receivable		206,147		175,711
Allowance for doubtful accounts	(1,590)	(9,903)		(9,348)
Accounts receivable, net	31,499	196,244		166,363
Movement of the Group's allowance for doubtful accounts
Balance at the beginning of the year		9,348		5,790	2,136
Provision for doubtful accounts	726	4,523		3,572	5,136
Write-offs		3,968		14	1,482
Balance at the ending of the year		9,903		9,348	5,790

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Building
Property, plant and equipment
Estimated useful life	36 years
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Minimum
Property, plant and equipment
Estimated useful life	3 years
Estimated residual value (as a percent)	0.00%
Office equipment, furniture and fixtures | Maximum
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	3.00%
Motor vehicles | Minimum
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	0.00%
Motor vehicles | Maximum
Property, plant and equipment
Estimated useful life	10 years
Estimated residual value (as a percent)	3.00%
Leasehold improvements
Property, plant and equipment
Estimated useful life	5 years
Estimated residual value (as a percent)	0.00%

Summary of Significant Accounting Policies (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Commission and fee under operating costs CNY	Dec. 31, 2011 Commission and fee under operating costs CNY	Dec. 31, 2010 Commission and fee under operating costs CNY	Dec. 31, 2012 Selling expense CNY	Dec. 31, 2011 Selling expense CNY	Dec. 31, 2010 Selling expense CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2011 Net income (loss) from discontinued operations CNY	Dec. 31, 2010 Net income (loss) from discontinued operations CNY
Summary of the depreciation recognized
Depreciation for the year	$ 4,229	26,349	27,370	30,552	3,585	6,776	5,607	1,880	1,937	2,092	20,884	17,472	20,585	1,185	2,268

Summary of Significant Accounting Policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 segment
Goodwill and Other Intangible Assets
Number of reportable segments	3	3	4
Goodwill
Period of cash flow projections used for determining fair value	5 years
Steady growth rate used to extrapolate cash flows beyond the 5-year period (as a percent)	3.00%
Impairment loss		1,000,705
P&C
Goodwill
Discount rate (as a percent)	22.00%
Impairment loss		962,628
Life
Goodwill
Discount rate (as a percent)	25.00%
Claims Adjusting
Goodwill
Discount rate (as a percent)	27.00%
Impairment loss		38,077

Summary of Significant Accounting Policies (Details 5) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Discontinued operation CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2012 Trade name CNY	Dec. 31, 2011 Trade name CNY	Dec. 31, 2012 Trade name Minimum	Dec. 31, 2011 Trade name Minimum	Dec. 31, 2012 Trade name Maximum	Dec. 31, 2011 Trade name Maximum	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2012 Customer relationship Minimum	Dec. 31, 2011 Customer relationship Minimum	Dec. 31, 2012 Customer relationship Maximum	Dec. 31, 2011 Customer relationship Maximum	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2011 Non-compete agreement CNY	Dec. 31, 2012 Non-compete agreement Minimum	Dec. 31, 2011 Non-compete agreement Minimum	Dec. 31, 2012 Non-compete agreement Maximum	Dec. 31, 2011 Non-compete agreement Maximum	Dec. 31, 2012 Agency agreement and license CNY	Dec. 31, 2011 Agency agreement and license CNY	Dec. 31, 2012 Agency agreement and license Minimum	Dec. 31, 2011 Agency agreement and license Minimum	Dec. 31, 2012 Agency agreement and license Maximum	Dec. 31, 2011 Agency agreement and license Maximum	Dec. 31, 2012 Software and system CNY	Dec. 31, 2011 Software and system CNY	Dec. 31, 2012 Software and system Minimum	Dec. 31, 2011 Software and system Minimum	Dec. 31, 2012 Software and system Maximum	Dec. 31, 2011 Software and system Maximum	Dec. 31, 2012 Brand name CNY	Dec. 31, 2011 Brand name CNY
Intangible assets, net
Useful life										9 years 4 months 24 days	9 years 4 months 24 days	10 years	10 years			4 years 7 months 6 days	4 years 7 months 6 days	9 years 9 months 18 days	9 years 9 months 18 days			3 years	3 years	6 years 3 months	6 years 3 months			4 years 7 months 6 days	4 years 7 months 6 days	9 years 9 months 18 days	9 years 9 months 18 days			5 years	5 years	10 years	10 years
Cost		177,654	177,654					8,898	8,898					54,706	54,706					68,215	68,215					16,004	16,004					5,740	5,740					24,091	24,091
Accumulated amortization		(73,457)	(58,183)					(1,984)	(1,051)					(33,684)	(26,394)					(27,080)	(23,941)					(8,222)	(5,457)					(2,487)	(1,340)
Accumulated Impairment loss		(61,417)	(61,417)											(5,760)	(5,760)					(34,692)	(34,692)					(581)	(581)											(20,384)	(20,384)
Net carrying values	6,867	42,780	58,054					6,914	7,847					15,262	22,552					6,443	9,582					7,201	9,966					3,253	4,400					3,707	3,707
Amortization expenses for intangible assets	2,453	15,285	26,454	21,520		326	1,305
Impairment loss on intangible assets			56,817	4,600
Estimated amortization expenses
2013		13,665
2014		13,057
2015		8,262
2016		941
2017		941
Thereafter		2,207

Summary of Significant Accounting Policies (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY segment	Dec. 31, 2010 CNY segment	Dec. 31, 2012 Discontinued operation CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Other Non-current Assets
Investments in equity security of private companies (as a percent)								5.00%	20.00%
Dividend receivable included in other non-current assets		7,561
Share-based Compensation
Share-based compensation expenses	10,735	66,878	57,003	22,211
Revenue Recognition
Allowance for cancellation of policies		0
Actual commission and fee adjustments in connection with the cancellation of policies as a percentage of the total commission and fee revenues	0.10%	0.10%	0.10%
Sales taxes		99,001	113,447	102,190		4,537	14,877
Number of subsidiaries or VIEs engaged in consulting and information technology services that met VAT Reform Requirements	7	7
Contingent Consideration
Changes in fair value of contingent consideration payables		0	0	0
Fair value of contingent arrangements		4,500	12,500
Investment income representing gains from re-measuring equity interests formerly held				41,244
Payment of the compensation expenses on compensatory contingent consideration		0	0	0
Foreign Currency Risk
RMB denominated amounts included in cash and cash equivalents		2,484,234	1,976,591
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at non buying rate of U.S. $1.00 to RMB		6.2301
Segment Reporting
Number of operating segments	3	3	3	4
Advertising Costs
Advertising costs		5,048	2,188	3,825		87	348

Acquisitions (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended			4 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 P&C segment USD ($)	Aug. 31, 2011 P&C segment CNY	Dec. 31, 2011 Huajie P&C segment CNY	Dec. 31, 2011 Huajie P&C segment CNY	Dec. 31, 2010 Huajie P&C segment CNY	Aug. 31, 2011 Huajie P&C segment CNY	Aug. 31, 2011 Huajie P&C segment Customer relationship CNY	Aug. 31, 2011 Huajie P&C segment Non-compete agreement CNY	Aug. 31, 2011 Huajie P&C segment Agency agreement CNY	Dec. 31, 2011 Zhongxin P&C segment CNY	Dec. 31, 2011 Zhongxin P&C segment CNY	Dec. 31, 2010 Zhongxin P&C segment CNY	Aug. 31, 2011 Zhongxin P&C segment CNY	Aug. 31, 2011 Zhongxin P&C segment Customer relationship CNY	Aug. 31, 2011 Zhongxin P&C segment Non-compete agreement CNY	Aug. 31, 2011 Zhongxin P&C segment Agency agreement CNY
Acquisitions
Equity interests after additional acquisition (as a percent)							100.00%							100.00%
Cash consideration							25,000							50,000
Fair value of contingent arrangements							0							0
Estimated fair value for major classes of assets acquired and liabilities assumed
Net tangible assets acquired							55							888
Intangible assets							4,840							5,389
Goodwill			41,274				21,204							20,070
Deferred tax assets							111
Deferred tax liabilities							(1,210)							(1,347)
Total consideration							25,000							25,000
Goodwill, expected to be deductible for income tax purposes, recognized		0
Acquired intangible assets
Useful life								5 years 3 months 18 days	3 years	5 years 3 months 18 days					5 years 3 months 18 days	3 years	5 years 3 months 18 days
Weighed average amortization period of intangible asset acquired	4 years 8 months 12 days
Fair Value Acquired							4,840	2,860	1,460	520				5,389	3,490	1,379	520
Unaudited pro forma information
Pro forma net revenues					1,522,665	1,239,194						1,524,763	1,241,235
Pro forma income (loss) from operations					(749,337)	393,008						(749,143)	393,293
Pro forma net income (loss)					(299,904)	421,072						(299,579)	421,381
Pro forma net income (loss) per share					(0.3)	0.44						(0.3)	0.44
Net revenue included in the Group's consolidated income statement				5,364							8,046
Earnings included in the Group's consolidated income statement				365							465

Discontinued Operations (Details) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Mar. 25, 2011 Datong USD ($)	Mar. 25, 2011 Datong CNY	Dec. 31, 2012 Datong CNY	Dec. 31, 2011 Datong CNY	Dec. 31, 2010 Datong CNY
Discontinued Operations
Equity interest sold (as a percent)						55.00%	55.00%
Cash consideration received on disposal						$ 63,690	418,000
Dividend declared							10,000
Dividend receivable			10,000					10,000
Interest income charged during deferred settlement period								0
Finance cost	391	2,439						2,439
Transaction cost for disposal			3,557						3,557
Results of the discontinued operations
Net revenue									65,854	251,092
Profit before tax									2,062	37,283
Gain on the disposal									177,949
Income tax									(52,458)	(7,618)
Net income (loss) from discontinued operations			127,553	29,665	(17,372)				127,553	29,665
Current assets:
Cash and cash equivalents							23,607
Other current assets							107,826
Goodwill and intangible assets, net							201,704
Other non-current assets							21,571
Assets of discontinued operation							354,708
Current liabilities							88,258
Non-current liabilities							3,829
Liabilities of discontinued operation							92,087
Noncontrolling interests	$ 18,222	113,527	124,948				16,127

Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Receivables
Advances to staff		9,784	8,741
Advances to entrepreneurial agents		1,959	6,265
Rental deposits		5,893	5,610
Interest income receivables		51,315	33,549
Value-added tax recoverable		10,745	14,401
Dividend receivable from Datong			10,000
Other		6,869	4,170
Other receivables	$ 13,895	86,565	82,736

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Building CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2012 Office equipment, furniture and fixtures CNY	Dec. 31, 2011 Office equipment, furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property, plant and equipment
Total	185,754	154,627			11,346	11,346	125,294	92,213	40,041	43,454	9,073	7,614
Less: Accumulated depreciation	(90,833)	(69,915)
Property, plant and equipment, net	94,921	84,712		15,236
Impairment for property, plant and equipment recorded	0	0	0

Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 P&C segment CNY	Dec. 31, 2012 P&C segment CNY	Dec. 31, 2012 Life segment CNY	Dec. 31, 2011 Life segment CNY	Dec. 31, 2010 Life segment CNY	Dec. 31, 2011 Claims Adjusting segment CNY	Dec. 31, 2011 Datong segment CNY
Movements in carrying amount of goodwill by reportable segments
Balance at the beginning of the period	1,154,373	$ 12,609	78,553		983,007	61,653	16,900	16,900	16,900	38,077	116,389
Addition for acquisitions	41,274				41,274
Addition for contingent considerations	70,000										70,000
Disposal of Datong	(186,389)										(186,389)
Impairment loss	(1,000,705)				(962,628)					(38,077)
Balance at the end of the period	78,553	12,609	78,553		61,653	61,653	16,900	16,900	16,900
The gross amount and accumulated impairment losses by segment
Goodwill, gross	1,079,258				1,024,281			16,900		38,077
Accumulated impairment loss	(1,000,705)				(962,628)					(38,077)
Goodwill, net at the end of the period	78,553	$ 12,609	78,553		61,653	61,653	16,900	16,900	16,900

Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Teamhead Automobile CNY	Dec. 31, 2011 Teamhead Automobile CNY	Dec. 31, 2012 Jiaxing CNY	Dec. 31, 2011 Jiaxing CNY	Dec. 31, 2012 Sincere Fame CNY	Dec. 31, 2011 Sincere Fame CNY
Investment in affiliates
Investment in affiliates (as a percent)					40.00%		30.00%		20.58%
Investment in affiliates	$ 27,065	168,620	153,962		471	322	347	600	167,802	153,040
Share of income of affiliates	$ 2,353	14,658	14,246	12,904

Variable Interest Entities (Details)	12 Months Ended					1 Months Ended				8 Months Ended				1 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2012 USD ($) entity	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Aug. 31, 2011 Corporate restructing so that Minkfair directly owns CNinsurance Holdings	Aug. 31, 2011 CNinsure Holdings issuance of 1,000 shares to Minkfair USD ($)	Aug. 31, 2011 CNinsure Holdings repurchase of one share of CISG Holdings USD ($)	Feb. 29, 2012 Meidiya Investment Minority equity holders	Dec. 31, 2012 Meidiya and Yihe Investments Affiliated entities item	Dec. 31, 2012 Meidiya and Yihe Investments Affiliated subsidiaries item	Dec. 31, 2012 Cninsure Group Company item	Aug. 31, 2011 CISG Holdings Minkfair HKD	Feb. 29, 2012 CNinsure Holdings Meidiya Investment CNY	Dec. 31, 2012 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2011 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2010 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries entity	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries Group's VIEs entity	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries Three Service Providers IT platform related service and consulting service agreements	Dec. 31, 2012 Yihe Investment Xinlian Information	Dec. 31, 2012 Xinbao Investment item	Dec. 31, 2012 Xinbao Investment Ying Si Kang Information CNY
Variable Interest Entities
Variable Interest Entity Primary Beneficiary Number	2	2																2	13
Term of agreement																				1 year
Term of loan agreement																					10 years
Automatic extended or renewal term of agreement																				1 year
Notice period required to terminate agreement																				30 days
Interest rate on loans granted under loan agreements (as a percent)																					0.00%		0.00%
Total assets															185,235,000	960,070,000
Total liabilities															169,077,000	912,010,000
Net revenues	254,589,000	1,586,117,000	1,516,675,000	1,233,937,000											374,529,000	1,394,032,000	1,127,948,000
Net income (loss)	20,022,000	124,737,000	(616,537,000)	416,330,000											(4,755,000)	(245,060,000)	38,906,000
Net cash provided by operating activities	25,330,000	157,808,000	491,400,000	366,665,000											(34,601,000)	73,425,000	8,688,000
Net cash used in investing activities	37,706,000	234,914,000	(46,023,000)	(400,021,000)											81,593,000	(80,473,000)	(192,449,000)
Net cash provided by (used in) financing activities	(13,916,000)	(86,696,000)	(129,810,000)	511,168,000											(38,305,000)	(105,903,000)	287,846,000
Total consideration													1,200,000
Number of shares sold							1,000	1
Par value of share (in dollars per share)	$ 0.001				$ 0.001		$ 1	$ 1
Share capital subscribed								1						52,500,000
Percentage of previous ownership interest in subsidiary														20.00%
Percentage of ownership interest in subsidiary						100.00%			10.00%					90.00%
Cost of withdrawal of capital contribution																							2,000,000
Number of nominee equity shareholders which collectively held 100% equity interests																						2
Percentage of equity interests owned by two nominee equity shareholders																						100.00%
Number of equity interests transferred										19	5
Number of majority equity interests owned												35

Other Payables and Accrued Expenses (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Payables and Accrued Expenses
Business and other tax payable		26,117	37,460
Refundable deposits from employees and agents		12,714	14,542
Professional fees		12,378	12,291
Advances from third parties		16,014	7,512
Payables for addition of office equipment, furniture and fixtures		38,537	9,666
Insurance compensation claim payable to customers		2,699	2,408
Other		7,665	8,803
Total	$ 18,639	116,124	92,682

Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits	34,931	31,885	24,871
Discontinued operation
Defined contribution plans
Amount contributed by the Group for retirement, medical, unemployment and other statutory benefits		1,196	4,783
Minimum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	10.00%
Maximum
Defined contribution plans
Percentage of applicable payroll cost, contribution by employer	22.00%

Income Taxes (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2014 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2015 CNY	Dec. 31, 2012 Operating loss carry forwards is to expire for the year ended December 31, 2016 CNY	Dec. 31, 2012 Operating loss carryforwards expiring in the year ended December 31, 2017 USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Shenzhen PRC subsidiaries	Dec. 31, 2011 PRC Shenzhen PRC subsidiaries	Dec. 31, 2010 PRC Shenzhen PRC subsidiaries	Dec. 31, 2009 PRC Shenzhen PRC subsidiaries	Dec. 31, 2008 PRC Shenzhen PRC subsidiaries	Dec. 31, 2007 PRC Shenzhen PRC subsidiaries	Dec. 31, 2012 PRC Litian	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong
Income taxes
Unified income tax rate under the "New Income Tax Law" (as a percent)	25.00%	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%	25.00%	25.00%							16.50%	16.50%	16.50%
Preferential tax rate (as a percent)										24.00%	22.00%	20.00%			24.00%	22.00%	20.00%	18.00%	15.00%	12.50%
PRC income tax exemption period starting from first profit-making year for software company									2 years
Percentage of tax reduction for software company									50.00%
Tax reduction period for software company									3 years
Movements of unrecognized tax benefits
Balance at the beginning of the period		43,586	5,519	2,537
Gross increase in prior-period tax positions		4,003	38,067	2,982
Balance at the end of the period	7,639	47,589	43,586	5,519
Period of statute of limitations for underpayment of income taxes due to computational errors									3 years
Statute of limitations period under special circumstances									5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years									100
Period of statute of limitation for transfer pricing related adjustments									10 years
Components of income tax expenses
Current tax expense		56,467	100,461	87,812
Deferred tax expense (income)		(6,094)	(16,431)	1,313
Income tax expense	8,085	50,373	84,030	89,125
Current deferred tax assets:
Operating loss carry forward		4,942	4,276
Other			3,093
Current deferred tax asset, net		4,942	7,369
Non-current deferred tax assets:
Operating loss carry forward		22,826	15,748
Less: valuation allowances		(18,859)	(13,856)
Non-current deferred tax asset, net		3,967	1,892
Total		8,909	9,261
Deferred tax liabilities:
Intangible assets, net		8,592	11,944
Investment income		18,162	18,162
Total		26,754	30,106
Operating loss carry forwards		111,536	79,682		3,042	10,852	49,537	$ 48,105
Operating loss carry forwards expiration period	5 years	5 years

Income Taxes (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC
Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate and the actual provision for income taxes
Net income (loss) before income taxes and income of affiliates and discontinued operations	$ 25,754	160,452	(674,306)	462,886
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		40,113	(168,576)	115,722
Expenses not deductible for tax purposes:
Entertainment		668	659	607
Goodwill and unamortized intangible asset impairment			255,272
Other		3,312	3,579	1,130
Tax exemption and tax relief:
Tax rate differentials		(3,947)	(30,140)	(30,799)
Change in valuation allowance		5,003	13,654	(92)
Uncertain tax provisions		4,003	8,367	2,981
Other		1,221	1,215	(424)
Income tax expense	8,085	50,373	84,030	89,125
Income Taxes [Line Items]
Additional PRC income taxes that would have been payable without the tax exemption		26,784	70,065	29,407
The per share effect on basic net profit without the tax exemption (in RMB per share)		0.03
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)					10.00%
Provision for Chinese dividend withholding taxes					0	0
Minimum equity interest directly owned by residents in the Hong Kong SAR in PRC subsidiaries for lower withholding tax (as a percent)					25.00%
Lower withholding tax rate on dividend applied, in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR (as a percent)					5.00%
Aggregate undistributed earnings of the Group's subsidiaries and VIEs in the PRC that are available for distribution to the Group		1,754,077	1,543,119
Deferred tax liability in respect of undistributed earnings to be recorded if earnings are to be distributed or determined to be no longer permanently reinvested		175,408	154,312
Percentage interest in subsidiaries that ownership must exceed for recognition of a deferred tax liability	50.00%	50.00%

Capital Structure (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY	Dec. 31, 2010 ADS CNY	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares
Capital Structure
New shares issued to the public upon its IPO or following-on offering (in shares)	92,000,000
Percentage of shares issued to the public upon its following-on offering				9.20%	9.20%
New shares issued for the exercise of options		183,380	2,670,340	5,100,780	5,100,780
Percentage of shares issued upon exercise of share options		0.01%	0.27%	0.51%	0.51%
Stock repurchase program
Number of shares repurchased			3,106,220	6,621,180	6,621,180	193,165	155,311	331,059	3,863,300	3,106,220	6,621,180
Percentage of shares repurchased						0.38%	0.31%	0.66%
Aggregate price of shares repurchased		9,244	13,722	$ 5,604	37,287	9,244	13,722	37,287

Net Income (loss) per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Basic:
Net income (loss) from continuing operations	$ 20,022	124,737	(744,090)	386,665
Net income from discontinued operations			127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(926)	(5,773)	(317,163)	(5,978)
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948	130,510	(299,374)	422,308
Weighted average number of ordinary shares outstanding	1,002,308,275	1,002,308,275	1,002,810,673	958,029,717
Basic net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ 0.02	0.13	(0.43)	0.41
Basic net income from discontinued operations per ordinary share (in RMB or dollars per share)			0.13	0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02	0.13	(0.3)	0.44
Basic net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ 0.42	2.6	(8.51)	8.2
Basic net income from discontinued operations per ADS (in RMB or dollars per share)			2.54	0.62
Net income (loss) (in RMB or dollars per ADS)	$ 0.42	2.6	(5.97)	8.82
Diluted:
Net income (loss) from continuing operations	20,022	124,737	(744,090)	386,665
Net income from discontinued operations			127,553	29,665	(17,372)
Less: Net loss attributable to the noncontrolling interests	(926)	(5,773)	(317,163)	(5,978)
Net income (loss) attributable to the Company's shareholders		130,510	(299,374)	422,308
Weighted average number of ordinary shares outstanding	1,002,308,275	1,002,308,275	1,002,810,673	958,029,717
Share options	2,993,694	2,993,694		32,288,811
Weighted average number of diluted shares outstanding	1,005,301,969	1,005,301,969	1,002,810,673	990,318,528
Diluted net income (loss) from continuing operations per ordinary share (in RMB or dollars per share)	$ 0.02	0.13	(0.43)	0.4
Diluted net income from discontinued operations per ordinary share (in RMB or dollars per share)			0.13	0.03
Net income (loss) (in RMB or dollars per share)	$ 0.02	0.13	(0.3)	0.43
Diluted net income (loss) from continuing operations per ADS (in RMB or dollars per share)	$ 0.42	2.6	(8.51)	7.93
Diluted net income from discontinued operations per ADS (in RMB or dollars per share)			2.54	0.6
Net income (loss) (in RMB or dollars per ADS)	$ 0.42	2.6	(5.97)	8.53
Antidilutive securities excluded from computation of diluted earnings per share	46,225,381	46,225,381	16,158,418

Distribution of Profits (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2010 Parent company USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Distribution of Profits
Appropriations to the statutory surplus reserve from the net profit (as a percent)							10.00%
Statutory surplus reserve balances limit as a percentage of the registered capital of respective subsidiaries and VIEs							50.00%
Amounts contributed to the statutory reserves	$ 28,642	178,440	167,147	$ 0	$ 0	$ 0	178,440	167,147

Related Party Balances and Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended									1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Micro-credit Subsidiary holding equity interest in subsidiary of Sincere Fame	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2010 Affiliate CNY	Dec. 31, 2012 Affiliate Puyi Asset CNY	Dec. 31, 2011 Affiliate Puyi Asset CNY	Dec. 31, 2010 Affiliate Puyi Asset CNY	Dec. 31, 2012 Affiliate A subsidiary of the Group CNY	Dec. 31, 2011 Affiliate A subsidiary of the Group CNY	Dec. 31, 2010 Affiliate A subsidiary of the Group CNY	Oct. 31, 2011 Sincere Fame	Dec. 31, 2012 Sincere Fame and subsidiaries USD ($)	Dec. 31, 2012 Sincere Fame and subsidiaries CNY	Dec. 31, 2011 Sincere Fame and subsidiaries CNY	Oct. 31, 2011 Sincere Fame and subsidiaries Maximum USD ($)	Oct. 31, 2011 Sincere Fame and subsidiaries Maximum CNY	Dec. 31, 2012 Jintaiping CNY item	Jun. 30, 2012 Jintaiping Maximum CNY	Dec. 31, 2012 Noncontrolling shareholders CNY entity	Dec. 31, 2011 Noncontrolling shareholders CNY
Related Party Balances and Transactions
Amounts due from related parties	151,785	365,636	$ 24,363		100,684	353,136																51,101	12,500
Amounts due to related parties	3,030	20,305	487																			3,030	20,305
Amount of loan agreed to be granted by Group																		50,000	317,990		50,000
Equity interest (as a percent)																				19.50%
Number of subsidiaries in which affiliate has non-controlling interest																				1
Term of loan granted																				1 year
Validity period of facility														2 years
Principal receivable															14,651	91,277	351,860			44,436
Interest receivable	51,315	33,549													1,510	9,407	1,276			2,165
Interest rate (as a percent)															7.30%	7.30%				8.00%
Acquisition consideration refund receivable	4,500
Equity interest (as a percent)				30.00%
Excess fair value of the noncontrolling interest acquired considered management compensation expense	7,900	6,000
Repayment period															2 years	2 years
Number of subsidiaries acquired in 2009, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements																						2
Number of subsidiaries acquired in 2010, from whose shareholders refund is receivable on failure to meet performance target pursuant to acquisition agreements																						1
Revenue earned from related party								7,522			5,660	5,000
Interest income earned from related party for loans receivable					10,298	1,276

Commitments and Contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 26, 2012 purchaser	Dec. 31, 2012 Discontinued operation USD ($)	Dec. 31, 2011 Discontinued operation USD ($)	Dec. 31, 2010 Discontinued operation USD ($)	Dec. 06, 2011 Purported class action by alleged purchasers of the company's ADRs	Dec. 31, 2012 Purported class action by alleged purchasers of the company's ADRs USD ($)	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs USD ($)	Dec. 16, 2011 Purported class action by alleged purchasers of the company's ADRs purchaser item	Oct. 17, 2011 Purported class action by alleged purchasers of the company's ADRs officer	Dec. 06, 2011 Purported class action by alleged purchasers of the company's ADRs Maximum
Minimum Lease Payment
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138
Commitment in connection with acquisition of office equipment		168
Commitments and Contingencies
Rental expenses incurred under operating leases	31,858	28,048	30,340			1,725	6,899
Number of the then-executive officers against whom purported class action was brought												3
Period for filing consolidated complaint or giving notice of intent by the lead plaintiff after the appointment of a lead plaintiff													45 days
Period after which the company's response to the operative complaint is due								45 days
Period after which the lead plaintiff's opposition is due								45 days
Period after which the company's reply is due								30 days
Number of alleged purchasers moved for appointment as lead plaintiffs				2							2
Number of prospective plaintiffs moved for appointment as lead plaintiffs											0
Estimated provision for loss contingency									$ 0	$ 0

Concentrations of Credit Risk (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2012 Accounts receivable Credit concentration CNY	Dec. 31, 2011 Accounts receivable Credit concentration CNY	Dec. 31, 2012 Accounts receivable Credit concentration PICC CNY	Dec. 31, 2011 Accounts receivable Credit concentration PICC CNY	Dec. 31, 2011 Accounts receivable Credit concentration Aviva-Cofco CNY
Concentrations of Credit Risk
Commissions and fees	$ 253,645	1,580,234	1,510,886	1,233,297	725,091	697,361	634,091	330,699	331,556	275,785	208,797	184,717	202,215	185,595	181,088	156,091
Accounts receivable	$ 31,499	196,244	166,363														32,980	49,003	32,980	31,982	17,021
Concentration risks (as a percent)					46.00%	46.00%	51.00%	21.00%	22.00%	22.00%	13.00%	12.00%	16.00%	12.00%	12.00%	13.00%	17.00%	28.00%	17.00%	18.00%	10.00%

Non-Cash Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Puyi Investment	Dec. 31, 2012 Jintaiping CNY	Dec. 31, 2012 Noncontrolling shareholders CNY	Dec. 31, 2011 Noncontrolling shareholders CNY	Dec. 31, 2012 Acquisition of subsidiaries CNY	Dec. 31, 2011 Acquisition of subsidiaries CNY	Dec. 31, 2010 Acquisition of subsidiaries CNY	Dec. 31, 2012 Other investment CNY
Non-Cash Transactions
Considerations payable in connection with acquisition						7,987			96	20,402	30,000	3,030
Ownership percentage sold					19.50%
Ownership percentage acquired						19.50%
Amounts due to related parties	3,030	20,305		487			3,030	20,305
Payables for addition of office equipment, furniture and fixtures	38,537	9,666	9,799

Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended	0 Months Ended						0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 12, 2012 2012 Options G USD ($)	Mar. 12, 2012 2012 Options G CNY	Dec. 31, 2012 2012 Options G CNY	Mar. 12, 2012 2012 Options G Maximum	Mar. 12, 2012 2012 Options G Members of the board of directors	Mar. 12, 2012 2012 Options G Independent directors USD ($) item	Mar. 12, 2012 2012 Options G Independent directors CNY	Mar. 12, 2012 Option G1	May 31, 2012 Option G1	Mar. 12, 2012 Option G2	Dec. 31, 2012 Option G2 Vesting on May 31, 2013	Mar. 12, 2012 Option G3	Dec. 31, 2012 Option G3 Vesting on May 31, 2014	Mar. 12, 2012 Option G4	Dec. 31, 2012 Option G4 Vesting on May 31, 2015	Mar. 12, 2012 Option G5	Dec. 31, 2012 Option G5 Vesting on May 31, 2016
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	96,645,000	28,400,000	48,000,000								92,845,000	8,800,000	3,200,000	3,200,000
Vesting period of options								5 years	5 years
Options vested (as a percent)																20.00%		20.00%		25.00%		20.00%		15.00%
Exercise price per ordinary share (in RMB or dollars per share)								$ 0.3	1.9				$ 0.31	1.98
Intrinsic value (in RMB or dollars per share)								$ 0.04	0.26				$ 0.04	0.17
Number of independent directors to whom options were granted													2	2
Weighted average assumptions used in determining the fair value
Expected dividend yield (as a percent)															0.00%		0.00%		0.00%		0.00%		0.00%
Risk-free interest rate (as a percent)															2.02%		2.16%		2.29%		2.42%		2.55%
Expected life															5 years 1 month 10 days		5 years 7 months 10 days		6 years 1 month 10 days		6 years 7 months 10 days		7 years 1 month 10 days
Expected volatility (as a percent)															74.54%		74.54%		74.54%		74.54%		74.54%
Risk premium on risk-free interest rate (as a percent)								1.05%	1.05%
Share-based compensation expenses recognized (in RMB or dollars)				$ 10,735	66,878	57,003	22,211			60,666

Share-based Compensation (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended							0 Months Ended				0 Months Ended
	Mar. 12, 2012 2012 Options H USD ($)	Mar. 12, 2012 2012 Options H CNY	Dec. 31, 2012 2012 Options H CNY	Dec. 31, 2012 Option H1 USD ($)	Dec. 31, 2012 Option H2 USD ($)	Dec. 31, 2012 Option H3 USD ($)	Dec. 31, 2012 Option H4 USD ($)	Dec. 31, 2012 Option H5 USD ($)	Dec. 31, 2012 Option H6 USD ($)	Mar. 12, 2012 Agents 2012 Options H	Dec. 31, 2012 Agents Option H1 Vesting on May 31, 2014	Dec. 31, 2012 Agents Option H2 Vesting on May 31, 2015	Dec. 31, 2012 Agents Option H3 Vesting on May 31, 2016	Mar. 12, 2012 Captains 2012 Options H	Dec. 31, 2012 Captains Option H4 Vesting on May 31, 2013	Dec. 31, 2012 Captains Option H5 Vesting on May 31, 2014	Dec. 31, 2012 Captains Option H6 Vesting on May 31, 2015
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	3,800,000	3,800,000								3,000,000				800,000
Options vested (as a percent)											40.00%	40.00%	20.00%		40.00%	40.00%	20.00%
Exercise price per ordinary share (in RMB or dollars per share)	$ 0.3	1.9
Intrinsic value (in RMB or dollars per share)	$ 0.03	0.26
Weighted average assumptions used in determining the fair value
Stock price per ordinary share (in dollars per share)				$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.31	$ 0.31
Expected dividend yield (as a percent)				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)				1.87%	1.98%	2.09%	1.82%	1.93%	2.04%
Expected life				5 years 4 months 13 days	5 years 10 months 13 days	6 years 4 months 13 days	5 years 1 month 13 days	5 years 7 months 13 days	6 years 1 month 13 days
Expected volatility (as a percent)				74.54%	74.54%	74.54%	74.54%	74.54%	74.54%
Risk premium on risk-free interest rate (as a percent)			1.05%
Share-based compensation expenses (in RMB)			1,100

Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 2012 Inscom Options CNY	Apr. 02, 2012 2012 Inscom Options CNY	Apr. 02, 2012 2012 Inscom Options Inscom CNY	Dec. 31, 2012 2012 Inscom Options Inscom CNY	Mar. 29, 2012 2012 Inscom Options Inscom	Apr. 02, 2012 2012 Inscom Options Inscom Agents	Apr. 02, 2012 2012 Inscom Options Inscom Employees	Dec. 31, 2012 Option I1 Inscom CNY	Apr. 02, 2012 Option I1 Inscom Agents	Dec. 31, 2012 Option I2 Inscom CNY	Dec. 31, 2012 Option I2 Inscom Agents Vesting on June 30, 2013	Dec. 31, 2012 Option I3 Inscom CNY	Apr. 02, 2012 Option I3 Inscom Employees	Dec. 31, 2012 Option I4 Inscom CNY	Dec. 31, 2012 Option I4 Inscom Employees Vesting on June 30, 2013	Mar. 12, 2012 2012 Options G USD ($)	Mar. 12, 2012 2012 Options G CNY	Dec. 31, 2012 2012 Options G CNY	Mar. 12, 2012 2012 Options H USD ($)	Mar. 12, 2012 2012 Options H CNY	Dec. 31, 2012 2012 Options H CNY	Mar. 12, 2012 2012 Options H Agents	Apr. 28, 2011 2011 Options USD ($)	Apr. 28, 2011 2011 Options CNY	Nov. 30, 2011 2011 Options CNY	Dec. 31, 2012 2011 Options CNY	Dec. 31, 2011 2011 Options CNY	Dec. 31, 2011 Option F1	Mar. 31, 2012 Option F1	Dec. 31, 2011 Option F2	Dec. 31, 2012 Option F2 Vesting on March 31, 2013	Dec. 31, 2011 Option F3	Dec. 31, 2012 Option F3 Vesting on March 31, 2014	Dec. 31, 2011 Option F4	Dec. 31, 2012 Option F4 Vesting on March 31, 2015	Feb. 08, 2010 2010 Options USD ($)	Feb. 08, 2010 2010 Options CNY	Nov. 30, 2011 2010 Options CNY	Dec. 31, 2012 2010 Options CNY	Dec. 31, 2011 2010 Options CNY	Dec. 31, 2010 2010 Options CNY	Dec. 31, 2010 Option E1	Mar. 31, 2011 Option E1	Dec. 31, 2010 Option E2	Mar. 31, 2012 Option E2	Dec. 31, 2010 Option E3	Dec. 31, 2012 Option E3 Vesting on March 31, 2013	Dec. 31, 2010 Option E4	Dec. 31, 2012 Option E4 Vesting on March 31, 2014	Mar. 09, 2009 2009 Options USD ($)	Mar. 09, 2009 2009 Options CNY	Dec. 31, 2012 2009 Options CNY	Dec. 31, 2011 2009 Options CNY	Dec. 31, 2010 2009 Options CNY	Dec. 31, 2009 Option D1	Mar. 31, 2010 Option D1	Dec. 31, 2009 Option D2	Mar. 31, 2011 Option D2	Dec. 31, 2009 Option D3	Mar. 31, 2012 Option D3	Dec. 31, 2009 Option D4	Dec. 31, 2012 Option D4 Vesting on March 31, 2013	Nov. 21, 2008 2008 Options USD ($)	Nov. 21, 2008 2008 Options CNY	Dec. 31, 2012 2008 Options CNY	Dec. 31, 2011 2008 Options CNY	Dec. 31, 2010 2008 Options CNY	Dec. 31, 2008 Option C1	Mar. 31, 2010 Option C1	Dec. 31, 2008 Option C2	Mar. 31, 2011 Option C2	Dec. 31, 2008 Option C3	Mar. 31, 2012 Option C3	Dec. 31, 2008 Option C4	Dec. 31, 2012 Option C4 Vesting on March 31, 2013	Feb. 03, 2007 2007 Option A CNY	Dec. 31, 2012 2007 Option A CNY	Dec. 31, 2007 2007 Option A
Share-based Compensation
Equity interest (as a percent)													65.10%
Maximum number of ordinary shares that can be granted													202,400,000
Percentage of the total number of ordinary shares outstanding represented by the maximum number of shares approved													20.00%
Share options granted to purchase ordinary shares (in shares)														36,515,586													3,800,000	3,800,000		3,000,000
Share options granted to purchase ordinary shares (in shares)	96,645,000	28,400,000	48,000,000												24,492,750																28,400,000	28,400,000												48,000,000	48,000,000													10,000,000	10,000,000												32,000,000	32,000,000												5,473,684
Vesting period of options											2 years													5 years	5 years						4 years	4 years												4 years	4 years													4 years	4 years												4 years	4 years												2 years
Options vested (as a percent)																	86.00%		14.00%		36.00%		64.00%														30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%							30.00%		30.00%		20.00%		20.00%							30.00%		30.00%		20.00%		20.00%
Exercise price per ordinary share (in RMB or dollars per share)											1													$ 0.3	1.9		$ 0.3	1.9			$ 0.73	4.77												$ 0.84	5.73													$ 0.34	2.3												$ 0.28	1.9												2.32
Weighted average assumptions used in determining the fair value
Fair value per underlying ordinary shares of Inscom (in dollars per share)					1.48	1.45	1.58									0.02		0.02		0.02		0.02
Risk-free interest rate (as a percent)																1.74%		1.83%		1.94%		2.06%														1.93%		2.27%		2.54%		2.81%								2.35%		2.61%		2.82%		3.06%							3.35%		3.51%		3.55%		3.61%							3.70%		3.71%		3.93%		4.07%				2.71%
Expected life																2 years 8 months 12 days		2 years 8 months 12 days		5 years 2 months 12 days		5 years 2 months 12 days														3 years 5 months 5 days		3 years 11 months 5 days		4 years 5 months 5 days		4 years 11 months 8 days								3 years 7 months 20 days		4 years 1 month 20 days		4 years 7 months 20 days		5 years 1 month 20 days							3 years 6 months 22 days		4 years 22 days		4 years 6 months 22 days		5 years 22 days							3 years 10 months 10 days		4 years 4 months 10 days		4 years 10 months 10 days		5 years 4 months 10 days				5 years 7 months 6 days
Expected volatility (as a percent)																77.00%		71.00%		67.00%		67.00%														35.54%		34.34%		32.93%		32.49%								34.91%		33.70%		32.62%		31.82%							33.00%		31.90%		32.20%		31.20%							28.20%		28.90%		28.00%		27.60%				28.50%
Expected dividend yield (as a percent)																0.00%		0.00%		0.00%		0.00%														0.00%		0.00%		0.00%		0.00%								1.31%		1.31%		1.31%		1.31%							0.00%		0.00%		0.00%		0.00%							0.00%		0.00%		0.00%		0.00%				0.00%
Early exercise multiple												3				3		3		3		3
Post-vesting forfeiture rate (as a percent)																0.00%		0.00%		5.00%		5.00%
Risk premium on risk-free interest rate (as a percent)																								1.05%	1.05%				1.05%
Share-based compensation expenses recognized (in RMB or dollars)				$ 10,735	66,878	57,003	22,211					3														60,666								0	24,615												0	26,985	16,653											1,353	1,469	1,479											3,756	3,934	4,079
Intrinsic value as of the date of grant (in RMB)					15,436	7,070	146,782	224,835		0																						0													0														0													0												0
Options cancelled (in shares)									0																																					27,671,884
Options cancelled (in shares)						44,646,484						0																					16,974,600
Forfeited (in shares)				411,490	411,490	31,991,516	1,446,410		0			0																							11,425,400													20,328,116												200,410	153,480	917,330											211,080	84,520	529,080
Share-based compensation expense related to forfeited options																																			0													0												0	0	0											0	0	0
Share-based compensation expenses recognized for options cancelled (in RMB or dollars)																																	22,015													26,150
Options exercised (in shares)																																																0												1,240,480													2,553,440												4,000,000
Shares grant as a percentage of the issued share capital of CISG on a fully diluted basis																																																																																				0.80%
Options vesting upon public listing of the company (as a percent)																																																																																				40.00%
Options vesting on first anniversary of employment (as a percent)																																																																																				30.00%
Options vesting on second anniversary of employment (as a percent)																																																																																				30.00%
Information about the Company's stock option plans
Options outstanding (in shares)				133,161,231	133,161,231	37,111,101	88,019,441	46,566,631	61,008,336			61,008,336														92,684,420			3,800,000					0													0													7,450,300													28,573,880												652,631
Weighted Average Remaining Contractual Life									1 year 7 months 2 days			1 year 7 months 2 days														9 years 3 months			9 years 3 months																															1 year 3 months													1 year 3 months												4 years
Weighted average exercise price (in RMB per share)					1.92	1.99	4.04	2.03	1			1														1.9			1.9																															2.3													1.9												2.32
Options Exercisable (in shares)				47,260,811	47,260,811				40,337,472			40,337,472														18,408,420																																		5,809,380													22,390,380												652,631

Share-based Compensation (Details 4) (CNY) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				12 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2012 Inscom Options	Apr. 02, 2012 2012 Inscom Options
Number of options
Outstanding at the beginning of the period (in shares)				37,111,101	88,019,441	46,566,631
Granted (in shares)	96,645,000	28,400,000	48,000,000
Exercised (in shares)				(183,380)	(2,670,340)	(5,100,780)		0
Cancelled (in shares)					(44,646,484)
Cancelled (in shares)								0
Forfeited (in shares)				(411,490)	(31,991,516)	(1,446,410)		0
Outstanding at the end of the period (in shares)				133,161,231	37,111,101	88,019,441		61,008,336
Exercisable at the end of period (in shares)				47,260,811				40,337,472
Weighted average exercise price
Balance at the beginning of the period (in RMB per share)				1.99	4.04	2.03
Granted (in RMB per share)	1.9	4.77	5.73
Exercised (in RMB per share)				1.95	2.28	2.12
Cancelled (in RMB per share)					5.37
Forfeited (in RMB per share)				2.09	5.36	2.15
Balance at the end of the period (in RMB per share)				1.92	1.99	4.04		1
Exercisable at the end of the period (in RMB per share)				1.95
Aggregate Intrinsic Value
Outstanding at the end of the period (in RMB)				15,436	7,070	146,782	224,835		0
Exercisable at the end of the period (in RMB)				4,107
Unvested options
Outstanding unvested options (in shares)				85,900,420
Unrecognized compensation cost related to non-vested share options granted (in RMB)				81,347				6
Weighted-average period over which unrecognized compensation was expected to be recognized				3 years 6 months
Information about the Company's stock option plans
Weighted Average Remaining Contractual Life								1 year 7 months 2 days
Weighted-average grant-date fair value per share of options granted (in RMB per share)				1.48	1.45	1.58
Total intrinsic value of options exercised (in RMB)				74	9,495	32,465
Total fair value of share options vested (in RMB)				30,513	7,355	7,526

Restricted Net Assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets
Restricted net assets	1,901,940	1,661,740

Segment Reporting (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY segment	Dec. 31, 2010 CNY segment	Dec. 31, 2012 P&C USD ($)	Dec. 31, 2012 P&C CNY	Dec. 31, 2011 P&C CNY	Dec. 31, 2010 P&C CNY	Dec. 31, 2012 Life USD ($)	Dec. 31, 2012 Life CNY	Dec. 31, 2011 Life CNY	Dec. 31, 2010 Life CNY	Dec. 31, 2012 Claims Adjusting USD ($)	Dec. 31, 2012 Claims Adjusting CNY	Dec. 31, 2011 Claims Adjusting CNY	Dec. 31, 2010 Claims Adjusting CNY	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other CNY	Dec. 31, 2011 Other CNY	Dec. 31, 2010 Other CNY
Segment Reporting
Number of reportable operating segments	3	3	3	4
Operations by business segment
Net revenues	$ 254,589	1,586,117	1,516,675	1,233,937	$ 174,990	1,090,205	1,032,594	821,259	$ 43,780	272,755	276,402	235,584	$ 34,911	217,497	202,003	177,094	$ 908	5,660	5,676
Operating costs and expenses	(244,024)	(1,520,291)	(2,265,448)	(839,412)	(146,278)	(911,330)	(1,626,472)	(389,266)	(42,706)	(266,062)	(245,571)	(194,612)	(29,967)	(186,694)	(243,072)	(156,825)	(25,073)	(156,205)	(150,333)	(98,709)
Income (loss) from operations	10,565	65,826	(748,773)	394,525	28,712	178,875	(593,878)	431,993	1,074	6,693	30,831	40,972	4,944	30,803	(41,069)	20,269	(24,165)	(150,545)	(144,657)	(98,709)
Segment assets	$ 545,865	3,400,789	3,280,996		$ 247,595	1,542,536	1,367,326		$ 40,148	250,126	200,713		$ 13,535	84,325	108,630		$ 244,587	1,523,802	1,604,327

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
Current assets:
Cash and cash equivalents	$ 405,390	2,525,618	$ 356,681	2,222,160	1,924,884	1,457,890	$ 2,342	14,589	$ 3,977	24,776	109,393	43,490
Other receivables	13,895	86,565		82,736			195	1,212		190,216
Amounts due from subsidiaries							245,333	1,528,450		1,337,536
Total current assets	480,554	2,993,900		2,898,414			247,870	1,544,251		1,552,528
Non-current assets:
Investment in subsidiaries							222,589	1,386,753		1,224,245
Total assets	545,865	3,400,789		3,280,996			470,459	2,931,004		2,776,773
Current liabilities:
Other payables							895	5,578		5,767
Amounts due to subsidiaries							4,983	31,046		16,959
Total liabilities	63,062	392,882		402,001			5,878	36,624		22,726
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively)	1,224	7,624		7,646			1,224	7,624		7,646
Additional paid-in capital	366,753	2,284,906		2,272,580			366,753	2,284,906		2,272,580
Retained earnings							113,318	705,982		575,472
Accumulated other comprehensive income (loss)	(16,714)	(104,132)		(101,651)			(16,714)	(104,132)		(101,651)
Total CNinsure Inc. Shareholders' equity	464,581	2,894,380		2,754,047			464,581	2,894,380		2,754,047	3,060,984	1,991,808
Total liabilities and equity	$ 545,865	3,400,789		3,280,996			$ 470,459	2,931,004		2,776,773
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000			10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001				$ 0.001		$ 0.001
Ordinary shares, issued	998,861,526	998,861,526	1,002,541,446	1,002,541,446			998,861,526	998,861,526	1,002,541,446	1,002,541,446
Ordinary shares, outstanding	998,861,526	998,861,526	1,002,541,446	1,002,541,446			998,861,526	998,861,526	1,002,541,446	1,002,541,446

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (57,147)	[1]	(356,033)	[1]	(333,281)	[1]	(233,518)	[1]	$ (12,519)	(77,993)	(70,893)	(26,705)
Interest income	14,498		90,323		52,031		26,771		2,121	13,215	2,011	450
Equity in earnings (loss) of subsidiaries									31,346	195,288	(230,492)	448,563
Net income (loss) attributable to the CNinsure Inc's shareholders	20,948		130,510		(299,374)		422,308		20,948	130,510	(299,374)	422,308
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(398)		(2,481)		(18,291)		(10,818)		(398)	(2,481)	(18,291)	(10,818)
Comprehensive income (loss) attributable to the CNinsure Inc's shareholders	$ 20,550		128,029		(317,665)		411,490		$ 20,550	128,029	(317,665)	411,490

[1]	Including share-based compensation expenses of RMB22,211 RMB57,003 and RMB66,878 (US$10,735) for the years ended December 31, 2010, 2011 and 2012, respectively.

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 3) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended																							12 Months Ended				12 Months Ended				12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Capital CNY	Dec. 31, 2011 Share Capital CNY	Dec. 31, 2010 Share Capital CNY	Dec. 31, 2012 Additional Paid-in Capital CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2010 Retained Earnings CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2012 Parent company Share Capital CNY	Dec. 31, 2011 Parent company Share Capital CNY	Dec. 31, 2010 Parent company Share Capital CNY	Dec. 31, 2012 Parent company Share Capital USD ($)	Dec. 31, 2012 Parent company Additional Paid-in Capital CNY	Dec. 31, 2011 Parent company Additional Paid-in Capital CNY	Dec. 31, 2010 Parent company Additional Paid-in Capital CNY	Dec. 31, 2012 Parent company Additional Paid-in Capital USD ($)	Dec. 31, 2012 Parent company Retained Earnings CNY	Dec. 31, 2011 Parent company Retained Earnings CNY	Dec. 31, 2010 Parent company Retained Earnings CNY	Dec. 31, 2012 Parent company Retained Earnings USD ($)	Dec. 31, 2012 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2011 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2010 Parent company Accumulated Other Comprehensive Income (Loss) CNY	Dec. 31, 2012 Parent company Accumulated Other Comprehensive Income (Loss) USD ($)
Increase (Decrease) in Stockholders' Equity
Balance			2,754,047															2,754,047	3,060,984	1,991,808	7,646	7,649	7,036	$ 1,224	2,272,580	2,261,849	1,604,774	$ 366,753	575,472	874,846	452,540	$ 113,318	(101,651)	(83,360)	(72,542)	$ (16,714)
Balance (in shares)		1,002,541,446	1,002,541,446				1,002,541,446	1,002,977,326	912,497,726								1,002,541,446	1,002,541,446			1,002,541,446	1,002,977,326	912,497,726	998,861,526
Net income (loss)		20,948	130,510	(299,374)		422,308							422,308				20,948	130,510	(299,374)	422,308									130,510	(299,374)	422,308
Foreign currency translation		(398)	(2,481)	(18,291)		(10,818)								(2,481)	(18,291)	(10,818)	(398)	(2,481)	(18,291)	(10,818)													(2,481)	(18,291)	(10,818)
Issuance of ordinary shares upon follow-on offering						743,767			623			743,144								743,767			623				743,144
Issuance of ordinary shares upon follow-on offering (in shares)	92,000,000								92,000,000														92,000,000
Exercise of share options			348	5,305		10,075	1	17	34	347	5,288	10,041						348	5,305	10,075	1	17	34		347	5,288	10,041
Exercise of share options (in shares)		183,380	183,380	2,670,340	5,100,780	5,100,780	183,380	2,670,340	5,100,780												183,380	2,670,340	5,100,780
Repurchase of ordinary shares			(9,244)	(13,722)	(5,604)	(37,287)	(23)	(20)	(44)	(9,221)	(13,702)	(37,243)						(9,244)	(13,722)	(37,287)	(23)	(20)	(44)		(9,221)	(13,702)	(37,243)
Repurchase of ordinary shares (in shares)				(3,106,220)	(6,621,180)	(6,621,180)	(3,863,300)	(3,106,220)	(6,621,180)												(3,863,300)	(3,106,220)	(6,621,180)
Share-based compensation			66,878	57,003		22,211				66,878	57,003	22,211						66,878	57,003	22,211					66,878	57,003	22,211
Dividends						(80,985)						(80,985)								(80,985)							(80,985)
Other																		(45,678)	(37,858)	(95)					(45,678)	(37,858)	(93)				(2)
Balance		$ 464,581	2,894,380	2,754,047													$ 464,581	2,894,380	2,754,047	3,060,984	7,624	7,646	7,649	$ 1,224	2,284,906	2,272,580	2,261,849	$ 366,753	705,982	575,472	874,846	$ 113,318	(104,132)	(101,651)	(83,360)	$ (16,714)
Balance (in shares)		998,861,526	998,861,526	1,002,541,446			998,861,526	1,002,541,446	1,002,977,326								998,861,526	998,861,526	1,002,541,446			1,002,541,446	1,002,977,326	998,861,526

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
OPERATING ACTIVITIES
Net income (loss)	$ 20,948	130,510	(299,374)	422,308	$ 20,948	130,510	(299,374)	422,308
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries					(31,346)	(195,288)	230,492	(448,563)
Compensation expenses associated with stock options	10,735	66,878	57,003	22,211	10,735	66,878	57,003	22,211
Changes in operating assets and liabilities:
Other receivables	(2,060)	(12,834)	(33,646)	(7,951)	30,337	189,004	(188,182)	1,023
Other payables					(30)	(189)	(6,790)	2,527
Net cash generated from operating activities	25,330	157,808	491,400	366,665	30,644	190,915	(206,851)	(494)
Cash flows from investing activities:
Increase in investment in subsidiaries					(2,070)	(12,899)	(56,374)	(40,143)
Advances (to) from subsidiaries					(28,383)	(176,826)	205,316	(518,212)
Net cash (used in) from generated from investing activities	37,706	234,914	(46,023)	(400,021)	(30,453)	(189,725)	148,942	(558,355)
Cash flows from financing activities:
Proceeds from share issuances				743,767				743,767
Proceeds on exercise of stock options	56	348	5,305	10,075	56	348	5,305	10,075
Repurchase ordinary shares	(1,484)	(9,244)	(13,722)	(37,287)	(1,484)	(9,244)	(13,722)	(37,287)
Dividends paid				(80,985)				(80,985)
Net cash from (used in) financing activities	(13,916)	(86,696)	(129,810)	511,168	(1,428)	(8,896)	(8,417)	635,570
Net increase in cash and cash equivalents	49,120	306,026	315,567	477,812	(1,237)	(7,706)	(66,326)	76,721
Cash and cash equivalents at beginning of year	356,681	2,222,160	1,924,884	1,457,890	3,977	24,776	109,393	43,490
Effect of exchange rate changes on cash and cash equivalents	(411)	(2,568)	(18,291)	(10,818)	(398)	(2,481)	(18,291)	(10,818)
Cash and cash equivalents at end of year	$ 405,390	2,525,618	2,222,160	1,924,884	$ 2,342	14,589	24,776	109,393

SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 5) (CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011
Note to Schedule I
Restricted capital and reserves not available for distribution		1,901,940	1,661,740
Share exchange ratio	10,000
Parent company
Note to Schedule I
Restricted capital and reserves not available for distribution		1,901,940